     As filed with the Securities and Exchange Commission on April 30, 1999
                                                     Registration Nos. 333-25663
                                                                       811-08178

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ]  Pre-Effective Amendment No.

                      [X]  Post-Effective Amendment No. 2

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                      [X]  Amendment No. 3

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

     2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA     73106
     (Address of Depositor's Principal Executive Offices) (Zip Code)

     Depositor's Telephone Number, Including Area Code (405) 523-2000

     STEPHEN P. GARRETT                                Copies to:
     SENIOR VICE PRESIDENT
     LAW AND GOVERNMENT AFFAIRS                 CONNIE S. STAMETS, ESQ.
     AMERICAN FIDELITY ASSURANCE COMPANY        WINSTEAD SECHREST & MINICK P.C.
     2000 N. CLASSEN BOULEVARD                  5400 RENAISSANCE TOWER
     OKLAHOMA CITY, OKLAHOMA 73106              1201 ELM STREET
     (Name and Address of Agent for Service)    DALLAS, TEXAS 75270-2199

Approximate Date of Proposed Public Offering:   As soon as practicable after
                                                effectiveness of the
                                                Registration Statement

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 1999 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:     Individual variable annuity contracts


================================================================================

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Cross Reference Sheet
                              Pursuant to Rule 495

Item
 No.            Item                                                            Location in Prospectus
----            ----                                                            ----------------------
                                     PART A

1        Cover Page...........................................         Cover Page
2        Definitions .........................................         Glossary of Terms
3        Synopsis ............................................         Summary
4        Condensed Financial Information......................         Accumulation Unit Values
5        General Description of Registrant, Depositor,
           and Portfolio Companies............................         Investment Options; Other Information--
                                                                       American Fidelity and --The Separate
                                                                       Account
6        Deductions and Expenses..............................         Expenses
7        General Description of Variable Annuity
            Contracts.........................................         The AFAdvantage Variable Annuity
8        Annuity Period ......................................         Annuity Provisions
9        Death Benefit .......................................         Death Benefit
10       Purchases and Contract Value.........................         How to Purchase the AFAdvantage
                                                                         Variable Annuity
11       Redemptions .........................................         Withdrawals
12       Taxes ...............................................         Taxes
13       Legal Proceedings ...................................         Legal Proceedings
14       Table of Contents of the Statement of
         Additional Information ..............................         Table of Contents of the Statement of
                                                                         Additional Information

                                     PART B

15       Cover page...........................................         Cover Page
16       Table of Contents....................................         Table of Contents
17       General Information and History .....................         General Information and History of the
                                                                       Company
18       Services.............................................         Not Applicable
19       Purchase of Securities Being Offered.................         Not Applicable
20       Underwriters.........................................         Distributor
21       Calculation of Performance Data......................         Performance Information
22       Annuity Payments.....................................         Annuity Provisions
23       Financial Statements.................................         Financial Statements


                                     PART C

         Information required to be included in Part C is set forth under the appropriate item as numbered in Part C of this Registration Statement.

                         AFADVANTAGE VARIABLE ANNUITY(R)

                                      FROM
                            [AMERICAN FIDELITY LOGO]

                     A MEMBER OF THE AMERICAN FIDELITY GROUP

                                   May 1, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        AFADVANTAGE VARIABLE ANNUITY(R)

                                   ISSUED BY

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                                      AND

                      AMERICAN FIDELITY ASSURANCE COMPANY


                                   PROSPECTUS


                                  MAY 1, 1999





     This prospectus describes the AFAdvantage Variable Annuity(R) offered by American Fidelity Assurance Company (American Fidelity, our, us or we). Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.


     The annuity is a fixed and variable deferred annuity policy which has 12 Investment Options -- the Guaranteed Interest Account Option and the following
Portfolios:



          AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
          DREYFUS STOCK INDEX FUND
          DREYFUS VARIABLE INVESTMENT FUND
               Growth and Income Portfolio
               Small Company Stock Portfolio

               International Value Portfolio

          MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
               Merrill Lynch Prime Bond Fund
               Merrill Lynch American Balanced Fund
               Merrill Lynch High Current Income Fund
               Merrill Lynch Special Value Focus Fund

               Merrill Lynch Basic Value Focus Fund


     Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the AFAdvantage Variable Annuity(R).


     To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference into this prospectus and therefore is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other material regarding companies that file electronically with the SEC. The Table of Contents of the SAI is found on the last page of this prospectus. For a free copy of the SAI, call us at (800) 662-1106 or write us at P.O. Box 25523, Oklahoma City, Oklahoma 73125-0523 or e-mail us at va.help@af-group.com.



     Investment in a variable annuity is subject to risks, including the possible loss of principal. The Policies are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Policies. The Policies are not federally insured by the Federal Deposit Insurance Corporation or any other agency.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GLOSSARY OF TERMS...........................................     1
SUMMARY.....................................................     2
FEE TABLE...................................................     4
ACCUMULATION UNIT VALUES....................................     7


THE AFADVANTAGE VARIABLE ANNUITY(R).........................     8
Policy Owner................................................     8
Joint Owner.................................................     8
Beneficiary.................................................     8
Assignment of the Policy....................................     9
ANNUITY PROVISIONS..........................................     9
Annuity Date................................................     9
Selection of an Annuity Option..............................     9
Annuity Payments............................................     9
Annuity Options.............................................    10


HOW TO PURCHASE THE AFADVANTAGE VARIABLE ANNUITY(R).........    10
Purchase Payments...........................................    10
Allocation of Purchase Payments.............................    10
Right to Examine Policy.....................................    11
Accumulation Units..........................................    11
INVESTMENT OPTIONS..........................................    11
Portfolios..................................................    11
Guaranteed Interest Account Option..........................    12
Voting Rights...............................................    13
Substitution................................................    13
Transfers...................................................    13
  Transfers During the Accumulation Phase...................    13
  Transfers During the Annuity Phase........................    13
Automatic Dollar Cost Averaging.............................    13
Asset Rebalancing...........................................    13
PERFORMANCE.................................................    14
EXPENSES....................................................    14
Insurance Charges...........................................    14
  Mortality and Expense Risk Charge.........................    14
  Administrative Charge.....................................    14
  Distribution Expense Charge...............................    14
Policy Maintenance Charge...................................    15
Withdrawal Charge...........................................    15
Reduction or Elimination of the Withdrawal Charge...........    15
Transfer Fee................................................    16
Premium Taxes...............................................    16
Income Taxes................................................    16
Fund Expenses...............................................    16
TAXES.......................................................    16
Annuities in General........................................    16
Qualified and Non-Qualified Policies........................    17
Tax Treatment of Withdrawals -- Non-Qualified Policies......    17
Tax Treatment of Withdrawals -- Qualified Policies..........    17

                                                              PAGE
                                                              ----
Tax Treatment of Withdrawals -- Tax-Deferred Annuities and
  401(k) Plans..............................................    18
Diversification.............................................    18
WITHDRAWALS.................................................    18
Systematic Withdrawal Program...............................    19
Suspension of Payments or Transfers.........................    19
LOANS.......................................................    19
DEATH BENEFIT...............................................    20
Death Benefit Amount........................................    20
Death of Owner Before Annuity Date..........................    20
Death of Annuitant Before the Annuity Date..................    21
Death of Owner After the Annuity Date.......................    21
Death of Annuitant After the Annuity Date...................    21
OTHER INFORMATION...........................................    21
American Fidelity...........................................    21
The Separate Account........................................    21
Legal Proceedings...........................................    21
Distribution................................................    21
Administration..............................................    22
Financial Statements........................................    22
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    22

                               GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below and have capitalized them throughout the prospectus.

     Accounts: The Guaranteed Interest Account and the Portfolios.

     Account Value: The value of your Policy in the Investment Options during the Accumulation Phase.

     Accumulation Phase: Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase.

     Accumulation Unit: The unit of measurement we use to keep track of the value of your Policy invested in the Portfolios during the Accumulation Phase.

     Annuitant: The natural person on whose life Annuity Payments are based.

     Annuity Date: The date Annuity Payments begin. You can choose the month and year in which Annuity Payments will begin.

     Annuity Options: You can choose among available pay-out plans for your Annuity Payments. These are referred to as Annuity Options.

     Annuity Payments: You can receive regular income payments from your Policy. These are referred to as Annuity Payments.

     Annuity Phase: The period during which we make Annuity Payments.

     Annuity Unit: The unit of measurement we use to calculate your Annuity Payments during the Annuity Phase.

     Beneficiary: The person or entity you name to receive any death benefits.


     Funds: American Fidelity Dual Strategy Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund and Merrill Lynch Variable Series Funds, Inc.


     Guaranteed Interest Account Option: An investment option within our general account which earns interest credited by us.

     Investment Options: The Portfolios and the Guaranteed Interest Account Option.

     Joint Owner: The Policy can be owned by you and your spouse (the Joint Owner).

     Non-Qualified: If you do not purchase the Policy under a Qualified plan, your Policy is referred to as a Non-Qualified Policy.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy Anniversary: The anniversary of the date your Policy was issued.

     Policy Owner: The person or entity entitled to ownership rights under a Policy.

     Policy Year: The annual period which begins on the date your Policy was issued and each anniversary of that date.

     Portfolios: The variable Investment Options available under the Policy. Each Portfolio has its own investment objective and is invested in a Fund or a corresponding portfolio of a Fund.

     Purchase Payment: The money you invest to buy the Policy.


     Qualified: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, H.R. 10 and Corporate Pension and other qualified retirement plans).


     Tax Deferral: Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Policy until you take money out of your Policy.

                                    SUMMARY

     The following information is a summary of some of the more important features of your annuity Policy. More detailed information is contained in the corresponding sections of this prospectus.

     The AFAdvantage Variable Annuity(R). This prospectus describes the flexible premium variable and fixed deferred annuity policy offered by American Fidelity Assurance Company (American Fidelity). It is a contract between you, the Policy Owner, and American Fidelity, an insurance company. The Policy provides a means for investing on a Tax Deferred basis in the Portfolios and the Guaranteed Interest Account Option. The AFAdvantage Variable Annuity(R) is designed for people seeking long-term Tax Deferred accumulation of assets, generally for retirement or other long-term purposes. The Tax Deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the Policy if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

     Like all deferred annuities, your Policy has two phases: the Accumulation Phase and the Annuity Phase. During the Accumulation Phase, you invest money in your annuity and your earnings accumulate on a Tax Deferred basis. Your earnings are based on the investment performance of the Portfolios you selected and/or the interest rate earned on the money you have in the Guaranteed Interest Account. You can withdraw money from your Policy during the Accumulation Phase. During the Accumulation Phase, the earnings are taxed as income only when you make a withdrawal. A federal tax penalty may apply if you make withdrawals before age 59 1/2. The Annuity Phase occurs when you begin receiving regular payments from your Policy. Among other factors, the amount of the payments you may receive during the Annuity Phase will depend upon the amount of money you are able to accumulate in your Policy during the Accumulation Phase.

     Annuity Provisions. You can receive monthly Annuity Payments from your Policy under an Annuity Option. During the Annuity Phase, payments can come from the Portfolios and/or the Guaranteed Interest Account.

     How to Purchase the AFAdvantage Variable Annuity(R). You may make Purchase Payments at any time during the Accumulation Phase. Each payment must be at least $25. You must complete an application and make your first Purchase Payment to purchase the Policy.

     Investment Options. You may allocate your money to the Guaranteed Interest Account Option of American Fidelity or the following Portfolios:



          AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

          DREYFUS STOCK INDEX FUND

          DREYFUS VARIABLE INVESTMENT FUND
               Growth and Income Portfolio
               Small Company Stock Portfolio
               International Value Portfolio

          MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
               Merrill Lynch Prime Bond Fund
               Merrill Lynch American Balanced Fund
               Merrill Lynch High Current Income Fund
               Merrill Lynch Special Value Focus Fund
               Merrill Lynch Basic Value Focus Fund


     The Portfolios offer professionally managed investment choices and are fully described in the attached prospectuses for the Funds. You can make or lose money in the Portfolios, depending upon market conditions.

     The Guaranteed Interest Account Option offers an interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account Option, the interest your money will earn (subject to a withdrawal charge on any withdrawals from the Guaranteed Interest Account) is guaranteed by American Fidelity.


     Expenses. The following are the annual insurance charges which are deducted from the average daily value of your Policy allocated to the Portfolios every year: Mortality and Expense Risk Charge -- 1.25%; Administrative Charge -- .15%; and Distribution Expense Charge -- .10%. Each year we also deduct a $30 policy maintenance charge from your Policy. There are also annual expenses of the Portfolios which range from .26% to 1.29% of the average daily value of the Portfolios, depending upon the Portfolio(s) you invest in.


     You can transfer between accounts up to 12 times a Policy Year during the Accumulation Phase. After that, the charge is the lesser of $25 or 2% of the amount transferred. You may make one transfer a Policy Year during the Annuity Phase. The one transfer is free.

     During the first Policy Year, any withdrawals you make will have a withdrawal charge. After the first Policy Year, you may make a withdrawal of up to 10% of the value of your Policy once each Policy Year without incurring a withdrawal charge (referred to as the "free withdrawal amount"). If you do not use the free withdrawal amount in any year, it may not be carried forward and used the next Policy Year.

     The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown below:

                     POLICY                        WITHDRAWAL
                      YEAR                          CHARGE %
                     ------                        ----------
  1..............................................      8%
  2..............................................      7%
  3..............................................      6%
  4..............................................      5%
  5..............................................      4%
  6..............................................      3%
  7..............................................      2%
  8..............................................      1%
  9+.............................................      0%

     American Fidelity may assess a state premium tax charge which ranges from 0% - 4.0% (depending upon the state).


     Taxes. Your earnings are not taxed until you take them out. In most cases, if you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a federal tax penalty on the taxable amounts withdrawn, which in most cases is 10% on the taxable amounts. Payments during the Annuity Phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Policy is issued pursuant to a Qualified plan, the entire payment may be taxable.


     Withdrawals. You may make a withdrawal at any time during the Accumulation Phase. There may be limits to the amount you can withdraw from a Qualified Plan. Any partial withdrawal must be for at least $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your Policy below $100. This requirement is waived if the partial withdrawal is pursuant to the Systematic Withdrawal Program. You may request a withdrawal or elect the Systematic Withdrawal Program. Of course, you may also have to pay income tax and a tax penalty on any money you take out.


     Death Benefit. If you or the Annuitant dies during the Accumulation Phase, the person you have selected as your Beneficiary will receive a death benefit.



     Free Look. If you cancel the Policy within 20 days after receiving it, we will refund you the greater of the Purchase Payment paid or the value of your Policy as of the earlier of the date we receive the Policy at our home office or the date our agent receives the Policy.

     No Probate. In most cases, when you die, your Beneficiary will receive the death benefit without going through probate.

     Inquiries. If you have any questions about your AFAdvantage Variable Annuity(R) or need more information, please contact us at:

          American Fidelity Assurance Company
           Annuity Services Department
           P.O. Box 25523
           Oklahoma City, OK 73125-0523


           Telephone: (800) 662-1106


          E-mail: va.help@af-group.com


                                   FEE TABLE

OWNER TRANSACTION EXPENSES


     Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount) (see Note 2 below)


                     POLICY                        WITHDRAWAL
                      YEAR                           CHARGE
                     ------                        ----------
  1..............................................      8%
  2..............................................      7%
  3..............................................      6%
  4..............................................      5%
  5..............................................      4%
  6..............................................      3%
  7..............................................      2%
  8..............................................      1%
  9+.............................................      0%

Transfer Fee                     No charge for first 12 transfers in a Policy
                                 Year during the Accumulation Phase and no charge for one transfer allowed each Policy
                                 Year during the Annuity Phase; thereafter the fee is the lesser of $25 or 2% of the amount transferred.

Policy Maintenance Charge        $30 per Policy per Policy Year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Charge...........................    1.25%
Administrative Charge.......................................     .15%
Distribution Expense Charge.................................     .10%
                                                                -----
Total Separate Account Annual Expenses......................    1.50%

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF A PORTFOLIO)


                                                                     OTHER EXPENSES
                                                       MANAGEMENT    (AFTER EXPENSE    TOTAL ANNUAL
                                                          FEES       REIMBURSEMENT)      EXPENSES
                                                       ----------    --------------    ------------
AMERICAN FIDELITY DUAL STRATEGY FUND, INC. ..........     .50%            .00%             .50%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC....     .75%            .05%             .80%
DREYFUS STOCK INDEX FUND.............................     .25%            .01%             .26%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio........................     .75%            .03%             .78%
  Small Company Stock Portfolio......................     .75%            .23%             .98%
  International Value Portfolio......................    1.00%            .29%            1.29%
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (Class A
  Shares)
  Merrill Lynch Prime Bond Fund......................     .42%            .06%             .48%
  Merrill Lynch American Balanced Fund...............     .55%            .07%             .62%
  Merrill Lynch High Current Income Fund.............     .47%            .06%             .53%
  Merrill Lynch Special Value Focus Fund.............     .75%            .06%             .81%
  Merrill Lynch Basic Value Focus Fund...............     .60%            .06%             .66%
  Merrill Lynch International Equity Focus Fund (see
     Note 5 below)...................................     .75%            .14%             .89%

EXAMPLES


     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if (a) you surrender your Policy at the end of each time period; or (b) if you do not surrender your Policy or you annuitize:



                                                                    TIME PERIODS
                                                            ----------------------------
                                                               1 YEAR         3 YEARS
                                                            -------------   ------------
AMERICAN FIDELITY DUAL STRATEGY FUND, INC.................  (a)   $122.35   (a)  $183.87
                                                            (b)   $ 42.35   (b)  $127.49
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........  (a)   $125.36   (a)  $192.23
                                                            (b)   $ 45.36   (b)  $136.36

DREYFUS STOCK INDEX FUND..................................  (a)   $119.94   (a)  $177.13
                                                            (b)   $ 39.94   (b)  $120.33
DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio...............................  (a)   $125.16   (a)  $191.67
                                                            (b)   $ 45.16   (b)  $135.77
Small Company Stock Portfolio.............................  (a)   $127.16   (a)  $197.21
                                                            (b)   $ 47.16   (b)  $141.65
International Value Portfolio.............................  (a)   $130.25   (a)  $205.71
                                                            (b)   $ 50.25   (b)  $150.68
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Merrill Lynch Prime Bond Fund.............................  (a)   $122.15   (a)  $183.31
                                                            (b)   $ 42.15   (b)  $126.89
Merrill Lynch American Balanced Fund......................  (a)   $123.55   (a)  $187.22
                                                            (b)   $ 43.55   (b)  $131.05
Merrill Lynch High Current Income Fund....................  (a)   $122.65   (a)  $184.71
                                                            (b)   $ 42.65   (b)  $128.38
Merrill Lynch Special Value Focus Fund....................  (a)   $125.46   (a)  $192.51
                                                            (b)   $ 45.46   (b)  $136.66
Merrill Lynch Basic Value Focus Fund......................  (a)   $123.96   (a)  $188.34
                                                            (b)   $ 43.96   (b)  $132.23
Merrill Lynch International Equity Focus Fund (see Note 5
  below)..................................................  (a)   $126.26   (a)  $194.72
                                                            (b)   $ 46.26   (b)  $139.01

     THE ANNUAL EXPENSES OF THE PORTFOLIOS ARE BASED ON DATA PROVIDED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 1998, AND FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. EXCEPT FOR AMERICAN FIDELITY DUAL STRATEGY FUND, INC., AMERICAN FIDELITY DID NOT INDEPENDENTLY VERIFY SUCH DATA. HOWEVER, WE DID PREPARE THE EXAMPLES.


     1. The purpose of the Fee Table is to show you the various expenses you can expect to incur directly or indirectly with the Policy. The Fee Table reflects expenses of the Separate Account as well as the Funds.

     2. Under certain circumstances, you can make a withdrawal without incurring the withdrawal charge. (See Expenses -- Withdrawal Charge.)

     3. Premium taxes are not reflected. They may apply.

     4. The assumed average Policy size is $1,360. The $30 policy maintenance charge is reflected in the examples as $22.06.


     5. Merrill Lynch International Equity Focus Fund ceased to be an Investment Option on May 1, 1999. If you previously invested in this Portfolio, you are not required to transfer to another Investment Option. If you do transfer, however, you must transfer all of your Merrill Lynch International Equity Focus Fund investment.



     6. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                            ACCUMULATION UNIT VALUES



     The Separate Account began operations on January 1, 1998. An Accumulation Unit is a unit of measure used to calculate a Policy Owner's share of an Account. An explanation of how an Accumulation Unit value is calculated is located on page 11 in this prospectus.



                                                           UNIT VALUE AT      UNIT VALUE AT     NUMBER OF UNITS AT
                                                          JANUARY 1, 1998   DECEMBER 31, 1998   DECEMBER 31, 1998
                                                          ---------------   -----------------   ------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. .....      $10.000            $13.216              45,112
DREYFUS STOCK INDEX FUND................................      $10.000            $12.881             132,663
DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio.............................      $10.000            $11.423              55,399
Small Company Stock Portfolio...........................      $10.000            $ 9.733              38,646
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Merrill Lynch Prime Bond Fund...........................      $10.000            $10.440              20,781
Merrill Lynch American Balanced Fund....................      $10.000            $11.325              31,096
Merrill Lynch High Current Income Fund..................      $10.000            $ 9.502               2,488
Merrill Lynch Special Value Focus Fund..................      $10.000            $ 9.379               8,913
Merrill Lynch International Equity Focus Fund...........      $10.000            $11.151               7,349



     Merrill Lynch International Equity Focus Fund ceased to be an Investment Option on May 1, 1999, and American Fidelity Dual Strategy Fund, Inc., the International Value Portfolio of Dreyfus Variable Investment Fund and Merrill Lynch Basic Value Focus Fund were first offered as Investment Options on that date.

                      THE AFADVANTAGE VARIABLE ANNUITY(R)


     An annuity is a contract between you, the Policy Owner, and an insurance company (in this case American Fidelity), where the insurance company promises to pay you (or someone else you choose) an income in the form of Annuity Payments beginning on a date chosen by you. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Policy is in the Annuity Phase. If you or the Annuitant dies during the Accumulation Phase, American Fidelity will pay a death benefit to your Beneficiary.


     The Policy benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Policy until you take money out of your Policy.

     The Policy is called a variable annuity because you can choose among the available Portfolios and, depending upon market conditions, you can make or lose money in any of these Portfolios. If you select the variable annuity portion of the Policy, the amount of money you are able to accumulate in your Policy during the Accumulation Phase depends in part upon the investment performance of the Portfolio(s) you select. The Annuity Payments you will receive during the Annuity Phase can come from the Portfolios and/or the Guaranteed Interest Account.

     The Guaranteed Interest Account Option offers an interest rate that is guaranteed by American Fidelity. If you select the Guaranteed Interest Account Option, your money will be placed with our other general assets. If you select the Guaranteed Interest Account Option, the amount of money you are able to accumulate in your Policy during the Accumulation Phase depends upon the total interest credited to your Policy.


POLICY OWNER


     You, as the Policy Owner, have all the rights under the Policy. You can name a new Policy Owner. A change of Owner will revoke any prior designation of Owner. Any ownership changes must be sent to our home office on a form we accept. The change will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. American Fidelity will not be liable for any payment made or action taken before it records the change. The Policy Owner is as designated at the time the Policy is issued, unless changed. A CHANGE OF OWNERSHIP MAY BE A TAXABLE EVENT.


JOINT OWNER


     The Policy can be owned by Joint Owners. If Joint Owners are named, any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated in a form we accept.


BENEFICIARY




     The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Policy is issued unless changed at a later date. If the Beneficiary and the Policy Owner or Annuitant, as applicable, die at the same time, we will assume that the Beneficiary died first for purposes of payment of the death benefit. You can name any Beneficiary to be an irrevocable Beneficiary. The interest of an irrevocable Beneficiary cannot be changed without his or her consent.


     You can change the Beneficiary at any time during the Annuitant's life. To do so, you need to send a request to our home office. The request must be on a form we accept. The change will go into effect when signed, subject to any payments we make or actions we take before we record the change. A change cancels all prior Beneficiaries, except a change will not cancel any irrevocable Beneficiary without his or her consent. The interest of the Beneficiary will be subject to any assignment of the Policy which is binding on us, and any Annuity Option in effect at the Annuitant's death.

ASSIGNMENT OF THE POLICY


     During the Annuitant's life, you can assign some or all of your rights under the Policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable Beneficiaries, you need their consent before assigning your ownership rights in the Policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the Policy is assigned, your rights may only be exercised with the consent of the assignee of record. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the Policy is issued pursuant to a Qualified plan, there may be limitations on your ability to assign it.

                               ANNUITY PROVISIONS

ANNUITY DATE


     You can receive regular monthly income payments (Annuity Payments) under your Policy. You can choose the month and year in which those payments begin. We call that date the Annuity Date. You can select an Annuity Date at any time during the Accumulation Phase. You must notify us of this date at least 30 days prior to the date you want your Annuity Payments to begin. Prior to the Annuity Date, you may change the Annuity Date by written request. Any change must be requested at least 30 days prior to the new Annuity Date. Your Annuity Date must be the first day of a calendar month. The Annuity Date may not be later than the earlier of the Annuitant's 85th birthday or the maximum date permitted under state law. Your Annuity Date cannot be any earlier than 30 days after you buy the Policy. If the Policy is issued pursuant to a Qualified plan, you are generally required to select an Annuity Date that occurs by April 1 following the later of the date you retire or the date you attain age 70 1/2 (or the earlier of such dates if the Policy is issued pursuant to an Individual Retirement Annuity (IRA)). In addition, the Annuity Date is subject to the limitation described under "Tax Treatment of Withdrawals -- Tax-Deferred Annuities and 401(k) Plans" if the Policy is issued pursuant to such an annuity or plan.


SELECTION OF AN ANNUITY OPTION


     You can choose among income plans. We call those Annuity Options. A selection to receive Annuity Payments under an Annuity Option must be made at least 30 days prior to the Annuity Date. If no option is selected, Option 2 with 120 monthly payments guaranteed will automatically be applied. Prior to the Annuity Date, you may change the Annuity Option selected by written request. Any change must be requested at least 30 days prior to the Annuity Date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a Policy is issued pursuant to a Qualified plan, you may be required to obtain spousal consent to elect an Annuity Option other than a Joint and Survivor Annuity.


ANNUITY PAYMENTS

     Annuity Payments are paid in monthly installments. Annuity Payments can be made on a variable basis (which means they will be based on the investment performance of the Portfolios) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). However, payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your Policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the Annuity Payment. If no election has been made 30 days prior to the Annuity Date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the Portfolios will be used to provide a variable annuity. If you choose to have any portion of your Annuity Payments come from the Portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your Policy in the Portfolio(s) on the Annuity Date, 2) the assumed investment rate used in the annuity table for the Policy, and 3) the performance of the Portfolios you selected. You can choose either a 3%, 4% or 5% assumed investment rate. If you do not choose an assumed investment rate, the assumed investment rate will be 3%. If the actual performance exceeds the 3% assumed rate (or whichever rate you choose), your Annuity Payments will increase. Similarly, if the actual rate is less than 3% (or whichever rate you choose), your Annuity Payments will decrease. If you choose a higher assumed investment rate, your initial Annuity Payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first Annuity Payment will depend on the Annuity Option elected and the age of the Annuitant at the time the first payment is due.

ANNUITY OPTIONS

     You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.

     OPTION 1. Lifetime Only Annuity: We will make monthly payments during the life of the Annuitant. If this option is elected, payments will stop when the Annuitant dies.

     OPTION 2. Lifetime Annuity with Guaranteed Periods: We will make monthly payments for the guaranteed period selected during the life of the Annuitant. When the Annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the Beneficiary at least as rapidly as they were being paid as of the date of the Annuitant's death. The guaranteed period may be 10 years or 20 years.

     OPTION 3. Joint and Survivor Annuity: We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 66 2/3% or 50% of the Annuity Payment in effect during the joint lifetime.

     OPTION 4. Period Certain: We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years. This option is available as a fixed annuity only.

              HOW TO PURCHASE THE AFADVANTAGE VARIABLE ANNUITY(R)

PURCHASE PAYMENTS

     A Purchase Payment is the money you give us to buy the Policy. You may make Purchase Payments at any time during the Accumulation Phase. You may increase, decrease, or change the frequency of such payments. However, each Purchase Payment must be for at least $25. If in any year no Purchase Payments are made, the Policy will not lapse. We reserve the right to reject any application or Purchase Payment. We may deduct amounts from Purchase Payments for premium taxes, if any. At the time you buy the Policy, you and the Annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

ALLOCATION OF PURCHASE PAYMENTS

     We will allocate the first net Purchase Payment to one or more Investment Options according to your instructions. We will allocate subsequent Purchase Payments in the same manner as the first unless you change your instructions. You may change the allocations of Investment Options by using a form we accept. We reserve the right to limit the available Investment Options from which you may choose. All allocations must be in whole percentages, and must not be less than $25.

     Once we receive your Purchase Payment and application, we will issue your Policy and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. We will credit your subsequent Purchase Payments to your Policy within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

RIGHT TO EXAMINE POLICY


     If you change your mind about owning the Policy, you can cancel it within 20 days after receiving it. When you cancel the Policy within this time period, we will not assess a withdrawal charge. If you return the Policy, it will be void from the beginning and we will refund to you the greater of the Purchase Payments paid, or the value of your Policy as of the earlier of the date we receive the Policy at our home office, or the date our agent receives the Policy.


ACCUMULATION UNITS

     The value of the portion of your Policy allocated to the Portfolios will go up or down depending upon the investment performance of the Portfolio(s) you choose. The value of your Policy will also depend on the expenses of the Policy. In order to keep track of the value of your Policy, we use a measurement called an Accumulation Unit. During the Annuity Phase, we call the unit an Annuity Unit.

     Every business day we determine the value of an Accumulation Unit for a share of a Portfolio by multiplying the Accumulation Unit value for the previous period by a factor for each Portfolio for the current period. The factor for each Portfolio is determined by:


          1. dividing the value of the underlying Fund share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying Fund share for the previous period; and


          2. subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an Accumulation Unit may go up or down from day to day.

     When you make a Purchase Payment, we credit your Policy with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit for that Portfolio.

     We calculate the value of an Accumulation Unit for each Portfolio after the New York Stock Exchange closes each day and then credit your Policy accordingly.

EXAMPLE:


     On Thursday we receive an additional Purchase Payment of $100 from you. You direct this to go to the Merrill Lynch Special Value Focus Fund. When the New York Stock Exchange closes on that Thursday, we determine that the value of an Accumulation Unit for the Merrill Lynch Special Value Focus Fund is $10.75. We then divide $100 by $10.75 and credit your Policy on Thursday night with 9.30 Accumulation Units for the Merrill Lynch Special Value Focus Fund.


                               INVESTMENT OPTIONS

     When you buy the Policy you can allocate your money to the Portfolios listed below and/or the Guaranteed Interest Account.

PORTFOLIOS


AMERICAN FIDELITY DUAL STRATEGY FUND, INC.



     American Fidelity Dual Strategy Fund, Inc. is an open-end diversified management investment company. American Fidelity Assurance Company serves as the investment adviser. Lawrence W. Kelley & Associates, Inc. and Todd Investment Advisors, Inc. are sub-investment advisers and provide day-to-day management of the Fund's investment portfolio.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.


DREYFUS STOCK INDEX FUND

     Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.


DREYFUS VARIABLE INVESTMENT FUND



     Dreyfus Variable Investment Fund is an open-end, management investment company with thirteen portfolios. The Dreyfus Corporation serves as the investment adviser. The following are available under the Policy:


        Growth and Income Portfolio
        Small Company Stock Portfolio

        International Value Portfolio


MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

     Merrill Lynch Variable Series Funds, Inc. is an open-end management investment company with eighteen separate funds. Merrill Lynch Asset Management, L.P. is the investment adviser to the funds. The following funds are available under the Policy:

        Merrill Lynch Prime Bond Fund
        Merrill Lynch American Balanced Fund
        Merrill Lynch High Current Income Fund
        Merrill Lynch Special Value Focus Fund

        Merrill Lynch Basic Value Focus Fund


     Additional Portfolios and/or Funds may be available in the future.


     Shares of the Funds are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. The Funds do not believe that offering their shares in this manner will be disadvantageous to you. Nevertheless, the Board of Trustees or the Board of Directors, as applicable, of each Fund intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in a Fund. An irreconcilable conflict might result in the withdrawal of a substantial amount of a Fund's assets which could adversely affect such Fund's net asset value per share.



     YOU SHOULD READ THE PROSPECTUSES FOR THE FUNDS CAREFULLY BEFORE INVESTING. THEY CONTAIN DETAILED INFORMATION ABOUT THE FUNDS AND ARE ATTACHED TO THIS PROSPECTUS. You can obtain a copy of the Statement of Additional Information for the Funds by contacting American Fidelity's Annuity Services Department at P.O. Box 25523, Oklahoma City, Oklahoma 73125-0523; (800) 662-1106; or
va.help@af-group.com.


GUARANTEED INTEREST ACCOUNT OPTION

     The Guaranteed Interest Account Option is an Investment Option within our general account which earns interest credited by us.

     Because of certain exemptive and exclusionary provisions, interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 and the Guaranteed Interest Account is not registered as an investment company under the Investment Company Act of 1940. Therefore, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. American Fidelity has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account Option. Disclosures regarding the Guaranteed Interest Account Option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

VOTING RIGHTS

     American Fidelity is the legal owner of the Fund shares. However, American Fidelity believes that when a Fund solicits proxies in conjunction with a shareholder vote, it is required to obtain from you and other Policy Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

     American Fidelity may substitute one of the Portfolios you have selected with another Portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

TRANSFERS

     You may direct us to make transfers between all Investment Options. A transfer request must be in a form we accept. We reserve the right to limit the number of transfers that may be made. If you elect to use this transfer privilege, we will not be liable for transfers made as instructed by you. All transfers must be in whole percentages. All transfers made on a given date count as one transfer.

     We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a Policy Year, there is a transfer fee deducted. The fee is the lesser of $25 per transfer or 2% of the amount transferred. The minimum amount which you can transfer is $500 from an Account or your entire value in the Account. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. You may make transfers among the Portfolios. You may also make transfers from the Portfolios to the Guaranteed Interest Account Option to provide for a fixed annuity. You may only make one transfer each Policy Year during the Annuity Phase. There is no transfer fee charged for the one transfer. You cannot make a transfer from your fixed annuity to a Portfolio.

AUTOMATIC DOLLAR COST AVERAGING

     Automatic Dollar Cost Averaging allows you to systematically transfer a set amount each quarter from any Investment Option (source account) to any of the other Investment Option(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Automatic Dollar Cost Averaging is only available during the Accumulation Phase. The minimum amount which can be transferred each quarter is $500 from each source account.

     If you participate in Automatic Dollar Cost Averaging, the transfers made under the program are taken into account in determining any transfer fee.

ASSET REBALANCING

     Once your money has been allocated among the Investment Options, the performance of the Investment Options may cause your allocation to shift. You can direct us to automatically rebalance your Policy to return to your original percentage allocations by selecting our Asset Rebalancing service. The transfer date will be the 1st day after the end of the Policy Year. Asset Rebalancing is only available during the Accumulation Phase. If you participate in Asset Rebalancing, the transfers made under the program are taken into account in determining any transfer fee.

                                  PERFORMANCE

     American Fidelity may periodically advertise performance based on the historical performance of the various Portfolios. American Fidelity will calculate cumulative total return performance by determining the percentage change in the value of an Accumulation Unit for various time periods. This performance number reflects the deduction of the insurance charges, policy maintenance charge and expenses of the Portfolios. It will be presented with and without the withdrawal charge. Results calculated without the withdrawal charge will be higher. American Fidelity may also advertise compound average annual total return information. Compound average annual total return is determined the same way except that the results are annualized and the withdrawal charge will not be included. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, policy maintenance charge, withdrawal charges and the expenses of the Fund.

     For periods starting prior to the date the Policies were first offered, the performance will be based on the historical performance of the corresponding Portfolios, modified to reflect the charges and expenses of the AFAdvantage Variable Annuity(R) as if the Policies had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historic performance.

     More detailed information regarding how performance is calculated is found in the SAI.

     Any past performance does not guarantee future results of the Portfolios.

                                    EXPENSES


     There are charges and other expenses associated with the Policy that will reduce your investment return. These charges and expenses are:


INSURANCE CHARGES


     We deduct insurance charges each day. We do this as part of the calculation of the value of the Accumulation Units during the Accumulation Phase and the Annuity Units during the Annuity Phase. The insurance charges are 1) the mortality and expense risk charge; 2) the administrative charge; and 3) the distribution expense charge.


     Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Policy invested in a Portfolio, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Policy (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Policy), and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Policy.

     Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Policy invested in a Portfolio, after the deduction of expenses. This charge may be increased but will never be more than
 .25% of the average daily value of the Policy invested in a Portfolio. This charge, together with the policy maintenance charge (which is explained below), is for all the expenses associated with the administration of the Policy. Some of these expenses include: preparation of the Policy, confirmations, annual reports and statements, maintenance of Policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. This charge is equal, on an annual basis, to .10% of the average daily value of the Policy invested in a Portfolio, after the deduction of expenses. This charge may be increased but will never be more than
 .25% of the average daily value of the Policy invested in a Portfolio. This charge compensates American Fidelity for the costs associated with the distribution of the Policies.

POLICY MAINTENANCE CHARGE


     Every Policy Year American Fidelity deducts $30 from your Policy as a policy maintenance charge. American Fidelity reserves the right to change the policy maintenance charge; however, it will never be more than $36 per year. The charge will be deducted pro-rata from the Accounts. During the Accumulation Phase, the policy maintenance charge will be deducted on each Policy Anniversary. If you make a total withdrawal on other than a Policy Anniversary, the full policy maintenance charge will be deducted at the time of the withdrawal. During the Annuity Phase, the charge will be deducted pro-rata from Annuity Payments.


WITHDRAWAL CHARGE

     Withdrawals may be subject to a withdrawal charge. During the Accumulation Phase, you can make withdrawals from your Policy (see the "Withdrawals" section). During the first Policy Year, all withdrawals will have a withdrawal charge. After the first Policy Year, you can make a withdrawal of up to 10% of the value of your Policy (at the time you request the withdrawal) once each Policy Year without incurring a withdrawal charge (free withdrawal amount). If you do not use the free withdrawal amount in any year, it cannot be carried forward to the next Policy Year.

     The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown below:

                     POLICY                        WITHDRAWAL
                      YEAR                          CHARGE %
                     ------                        ----------
  1..............................................      8%
  2..............................................      7%
  3..............................................      6%
  4..............................................      5%
  5..............................................      4%
  6..............................................      3%
  7..............................................      2%
  8..............................................      1%
  9+.............................................      0%


     The withdrawal charge is calculated at the time of each withdrawal and will never exceed 8% of the total Purchase Payments. For partial withdrawals, the charge will be deducted from the value of your Policy remaining. No withdrawal charge will be applied when a death benefit is paid or payment is made under any Annuity Option providing at least seven annual or 72 monthly payments.


     The withdrawal charge compensates us for expenses associated with selling the Policy.


     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Policy. Thus, for tax purposes, earnings are considered to come out first. THERE ARE RESTRICTIONS ON WHEN YOU CAN WITHDRAW FROM A QUALIFIED PLAN KNOWN AS A SECTION 403(b) TAX-DEFERRED ANNUITY OR A 401(k) PLAN. See Taxes and the discussion in the SAI.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


     American Fidelity may reduce or eliminate the amount of the withdrawal charge when the Policy is sold under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that will be purchasing the Policy or a prospective purchaser who already has a relationship with American Fidelity. American Fidelity will not deduct a withdrawal charge under a Policy issued to an officer, director or employee of American Fidelity or any of its affiliates. Any circumstance resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

TRANSFER FEE

     There is no charge for the first 12 transfers in a Policy Year during the Accumulation Phase. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. During the Annuity Phase, there is no charge for the one transfer allowed during each Policy Year.

     The transfer fee is deducted from the Investment Option which is the source of the transfer. If your entire interest in an Investment Option is being transferred, the transfer fee will be deducted from the amount being transferred. If you make transfers from multiple Investment Options, the transfer fee will be deducted pro-rata from each source Investment Option.

PREMIUM TAXES


     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. American Fidelity is responsible for the payment of these taxes and will make a deduction from the value of your Policy for them. Some of these taxes are due when the Policy is issued; others are due when Annuity Payments begin. It is our current practice to pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.


INCOME TAXES

     American Fidelity will deduct from the Policy any income taxes which it may incur because of the Policy. Currently, American Fidelity is not making any such deductions.

FUND EXPENSES

     There are deductions from and expenses paid out of the assets of the various Funds which are described in the attached prospectuses for the Funds.

                                     TAXES

     NOTE: AMERICAN FIDELITY HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITIES IN GENERAL

     Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Basically, these rules provide that you will not be taxed on the earnings on the money held in your annuity until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Policy -- Qualified or Non-Qualified (see following sections).


     You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed (unless the Purchase Payments were made on a pre-tax basis under a Qualified plan). The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

     When a Non-Qualified Policy is owned by a non-natural person (e.g., a corporation or certain other entities other than tax-qualified trusts), the Policy will generally not be treated as an annuity for tax purposes. This means that the Policy may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED POLICIES


     If you purchase the Policy under a Qualified plan, your Policy is referred to as a Qualified Policy. Examples of Qualified plans are Individual Retirement Annuities (IRAs), including Roth IRAs; Tax-Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit-Sharing/401(k) Plans.


     If you do not purchase the Policy under a Qualified plan, your Policy is referred to as a Non-Qualified Policy.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED POLICIES

     If you make a withdrawal from your Policy, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.


     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after the Owner dies; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(5) paid under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982. Certain other exemptions may also be available.


     The Policy provides that when the Annuitant dies prior to the Annuity Date, a death benefit will be paid to the Beneficiary. If the Owner is not the Annuitant, such payments made when the Annuitant dies do not qualify for the death of Owner exception described above, and will be subject to the 10% tax penalty unless the Beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED POLICIES


     The above information describing the taxation of Non-Qualified Policies does not apply to Qualified Policies. In the case of a withdrawal under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. The Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit-Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age
59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual

Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     A more complete discussion of withdrawals from Qualified Policies is contained in the SAI.


TAX TREATMENT OF WITHDRAWALS -- TAX-DEFERRED ANNUITIES AND 401(k) PLANS



     The Code limits the withdrawal of Purchase Payments made by Owners from certain Tax-Deferred Annuities. Withdrawals can only be made when an Owner (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; or (4) becomes disabled (as that term is defined in the Code). A withdrawal may also be made in the case of hardship; however, the Owner can only withdraw Purchase Payments and not any earnings. Similar limitations apply to a Policy issued pursuant to a 401(k) Plan.


DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. American Fidelity believes that the Portfolios are being managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity would be considered the owner of the shares of the Portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent under federal tax law Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Policy, could be treated as the owner of the Portfolios.

     Due to the uncertainty in this area, American Fidelity reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

                                  WITHDRAWALS


     You can have access to the money in your Policy (1) by making a withdrawal (either a partial or a total withdrawal); (2) by receiving Annuity Payments; or
(3) when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Phase.


     You may withdraw all or some of the value of your Policy, minus taxes due, if any, minus the withdrawal charge and policy maintenance charge. You must apply for a withdrawal using a form we accept. Any partial withdrawal amount must be at least $250, with exceptions for hardship. This requirement is waived if the partial withdrawal is pursuant to the Systematic Withdrawal Program (see below). After a withdrawal, the value of your Policy cannot be less than $100. Any amount withdrawn will be deducted pro-rata from the Investment Options. If you want to withdraw amounts in any other proportion, you must tell us using a form we accept.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


     There are restrictions on when you can withdraw from a Qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation see -- Taxes and the discussion in the SAI.


SYSTEMATIC WITHDRAWAL PROGRAM

     After the first Policy Year, you can participate in a Systematic Withdrawal Program in lieu of the 10% free withdrawal option. If the total amount of systematic withdrawals during a Policy Year exceeds the 10% free withdrawal amount, a withdrawal charge will be incurred. During the Policy Year that systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your Policy on the business day before you request systematic withdrawals. The request must be made on a form we accept. During subsequent years, the free withdrawal amount will be based on the value of your Policy on the last Policy Anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.

     INCOME TAXES AND TAX PENALTIES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     American Fidelity may be required to suspend or postpone payments for withdrawals or transfers for any period when:

          1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          2. trading on the New York Stock Exchange is restricted;

          3. an emergency exists as a result of which disposal of the Fund shares is not reasonably practicable or American Fidelity cannot reasonably value the Fund shares;

          4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     American Fidelity has reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                     LOANS


     If you purchased your Policy under a 403(b) Tax-Deferred Annuity Qualified plan, we may make a loan to you at any time before Annuity Payments begin. However, no loans will be made during the first Policy Year. The security for the loan will be the value of your Policy in the Guaranteed Interest Account. The loan cannot be more than the lesser of $50,000 or one-half of the value of your Policy in the Guaranteed Interest Account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $2,500 (which can be changed by us at our discretion).



     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.

     Upon your death, the Beneficiary will receive the death benefit reduced by the loan balance. If Annuity Payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                 DEATH BENEFIT

DEATH BENEFIT AMOUNT

     The death benefit will be the greater of: (1) the Purchase Payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your Policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

DEATH OF OWNER BEFORE ANNUITY DATE

     If you or any Joint Owner dies before the Annuity Date, the death benefit will be paid to your Beneficiary. When any Joint Owner dies, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other person chosen as a Beneficiary at the time of death will be treated as a contingent Beneficiary. The death benefit will be paid under one of the following death benefit options.

  Death Benefit Options:

     If you or any Joint Owner dies before the Annuity Date, a Beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

          1. lump sum payment;

          2. payment of the entire death benefit within five years of the date of your death or the death of any Joint Owner; or

          3. payment of the death benefit under any Annuity Option. If this option is chosen, the annuity must be distributed over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and the distribution must begin within one year of the date of your death or any Joint Owner's death.

     Any portion of the death benefit not applied under an Annuity Option within one year of the date of death must be distributed within five years of the date of death.

     If the Beneficiary is your spouse (spousal Beneficiary), he or she may:

          1. choose to continue the Policy in his or her own name at the current value of the Policy;

          2. choose a lump sum payment of the death benefit; or

          3. apply the death benefit to an Annuity Option.

     If the deceased Owner was also the Annuitant and the spousal Beneficiary continues the Policy or applies the death benefit to an Annuity Option, the spousal Beneficiary will become the new Annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the Suspension or Deferral Payments Provision is in effect. Payment to the Beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the Beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

DEATH OF ANNUITANT BEFORE THE ANNUITY DATE

     If you are not the Annuitant and the Annuitant dies before the Annuity Date, the death benefit will be paid to the Beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the Owner is a non-individual (e.g., a corporation), the death of the Annuitant will be treated as the death of the Owner.

DEATH OF OWNER AFTER THE ANNUITY DATE


     If you, or any Joint Owner who is not the Annuitant, dies during the Annuity Period, any remaining payments under the Annuity Option elected will continue at least as rapidly as they were being paid at your death or such Joint Owner's death. When any Owner dies during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.


DEATH OF ANNUITANT AFTER THE ANNUITY DATE

     If the Annuitant dies on or after the Annuity Date, the death benefit, if any, will be as set forth in the Annuity Option elected. Death benefits will be paid at least as rapidly as they were being paid at the Annuitant's death.

                               OTHER INFORMATION

AMERICAN FIDELITY


     American Fidelity Assurance Company (American Fidelity), 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106 is an Oklahoma stock life insurance company organized in 1960. American Fidelity is licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. American Fidelity has been a wholly-owned subsidiary of American Fidelity Corporation since 1974.


THE SEPARATE ACCOUNT

     American Fidelity established a separate account, American Fidelity Separate Account B (Separate Account), to hold the assets that underlie the Policies. Our Board of Directors adopted a resolution to establish the Separate Account under Oklahoma insurance law on September 20, 1996. American Fidelity has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.


     The assets of the Separate Account are held in American Fidelity's name on behalf of the Separate Account and legally belong to American Fidelity. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Policies and not against any other Policies we may issue.


LEGAL PROCEEDINGS

     There are no pending material legal proceedings affecting the Separate Account, American Fidelity or American Fidelity Securities, Inc.

DISTRIBUTION

     American Fidelity Securities, Inc. (AFS, Inc.) acts as the distributor of the Policies. AFS, Inc. is a wholly-owned subsidiary of American Fidelity.

ADMINISTRATION


     American Fidelity performs certain administrative services regarding the Policies. The administrative services include issuance of the Policies and maintenance of Policy Owners' records.


FINANCIAL STATEMENTS


     The financial statements of American Fidelity and the Separate Account have been included in the SAI.


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                              PAGE
                                                              ----
General Information and History of the Company..............    1
Experts.....................................................    1
Legal Opinions..............................................    1
Distributor.................................................    1
Reduction or Elimination of the Withdrawal Charge...........    1
Calculation of Performance Information......................    2
Federal Tax Status..........................................    8
Annuity Provisions..........................................   19
Financial Statements........................................   20

                      American Fidelity Assurance Company
                      P.O. Box 25523

                      Oklahoma City, OK 73125-0523



                      Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:





[ ]  AFAdvantage Variable Annuity    [ ]  Dreyfus Stock Index Fund
[ ]  American Fidelity Dual          [ ]  Dreyfus Variable Investment
     Strategy Fund, Inc.                  Fund
[ ]  The Dreyfus Socially            [ ]  Merrill Lynch Variable Series
     Responsible Growth Fund, Inc.        Fund, Inc.


Name
          ------------------------------------------------------------
          (please print)
Address
          ------------------------------------------------------------
          (please print)

          ------------------------------------------------------------
          (please print)

          ------------------------------------------------------------
          (please print)

                          AFADVANTAGE VARIABLE ANNUITY


                                   ISSUED BY

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                                      AND
                      AMERICAN FIDELITY ASSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1999

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 1999 for the AFAdvantage Variable Annuity.


The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

      write to us at:              call us at:          e-mail us at:
      P.O. Box 25523,            (800) 662-1106     va.help@af-group.com
Oklahoma City, OK 73125-0523

                                TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
GENERAL INFORMATION AND HISTORY OF THE COMPANY ..................      1

EXPERTS .........................................................      1

LEGAL OPINIONS ..................................................      1

DISTRIBUTOR .....................................................      1

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE ...............      1

CALCULATION OF PERFORMANCE INFORMATION ..........................      2

FEDERAL TAX STATUS ..............................................      8

ANNUITY PROVISIONS ..............................................     19

FINANCIAL STATEMENTS ............................................     20

                 GENERAL INFORMATION AND HISTORY OF THE COMPANY

American Fidelity Assurance Company ("Company") was organized in the State of Oklahoma in 1960 and during its existence has never changed its name. Neither the sales of variable annuity contracts nor the sales of any other insurance product by the Company have ever been suspended by any state where the Company has done or is presently doing business.


The Company is a wholly-owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership ("CELP"). In accordance with the partnership agreement, management of the affairs of CELP is vested in five managing general partners: William M. Cameron, William E. Durrett, Edward C. Joullian, III, John W. Rex and Theodore M. Elam.


                                     EXPERTS

The financial statements of the Separate Account as of and for the year ended December 31, 1998 and the financial statements of the Company as of December 31, 1998 and 1997 and for each of the years in the three-year period ended December 31, 1998, included in this Statement of Additional Information, have been audited by KPMG LLP.

                                 LEGAL OPINIONS

Winstead, Sechrest & Minick P.C., Dallas, Texas, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Policies.

                                   DISTRIBUTOR

American Fidelity Securities, Inc., a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the Policies may be reduced or eliminated when sales of the Policies are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the withdrawal charge will be determined by the Company after examination of the following factors: 1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Policies are purchased, and the persistency expected in that group; 4) the purpose for which the Policies are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The withdrawal charge will be eliminated when the Policies are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. All performance advertising will include quotations of standardized average annual total return, calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in a Portfolio on the first day of the period at the offering price, which is the Accumulation Unit value per unit (initial investment) and computing the ending redeemable value (redeemable value) of that investment at the end of the period. The average annual total return (T) is computed by equating the redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula:
ERV = P (1+T)**n (where "**n" means to the nth power). Standardized average annual total return reflects the expenses of the Portfolio, the deduction of a policy maintenance charge, mortality and expense risk, distribution expense and administrative charges. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states. Cumulative total return may also be provided. Cumulative total return is calculated the same way as average annual total return except the results are not annualized.

Nonstandardized compound average annual return and nonstandardized cumulative total return may also be advertised. Nonstandardized compound average annual return and nonstandardized cumulative total return will not include the withdrawal charge and may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return and cumulative total return.

The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Portfolio has been in existence if it has not been in existence for one of the prescribed periods. If Accumulation Units for the Policies have not been in existence for as long as the corresponding Portfolio, the standardized average annual total return and nonstandardized total return quotations will show what the investment performance of Accumulation Units would have been (reduced by the applicable charges) had they been held in a Portfolio for the period quoted (see below).

Quotations of standardized average annual total return and nonstandardized total returns are based upon historical earnings and will fluctuate. Past performance does not guarantee future results.

Factors affecting the performance of a Portfolio include general market conditions, operating expenses and investment management. An Owner's value upon a withdrawal of a Policy may be more or less than the original Purchase Payment.

PERFORMANCE INFORMATION

The Accumulation Units of the Separate Account have a limited performance history. However, the corresponding Funds have been in existence for some time and consequently have investment performance history. In order to demonstrate how the historical investment experience of the Funds affects Accumulation Unit values, the following performance information was developed. The information is based upon the historical experience of the Funds and is for the periods shown.

ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from the examples shown below. Chart 1 shows the standardized average annual total return of the Accumulation Units calculated for a specified period of time assuming an initial Purchase Payment of $1,000 allocated to each Portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus). Chart 2 is identical to Chart 1 except that it does not reflect the deduction of the withdrawal charge. Chart 3 shows cumulative total return with the deduction of all charges. Chart 4 shows cumulative total return without the deduction of the withdrawal charge. The performance figures in all 4 charts also reflect the actual fees and expenses paid by each Portfolio. All calculations do not reflect the deduction of any premium taxes.

HISTORICAL PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 1998

CHART 1 - AVERAGE ANNUAL TOTAL RETURN

                                                              10 YEARS
                                                              or Since     INCEPTION
                                     1 YEAR      5 YEARS      Inception      DATE
                                     ------      -------      ---------    ---------
AMERICAN FIDELITY DUAL               13.62%       16.29%        14.48%     01/01/70
   STRATEGY FUND, INC

THE DREYFUS SOCIALLY                 16.46%       17.31%        17.61%     10/07/93
   RESPONSIBLE GROWTH
   FUND, INC

DREYFUS STOCK INDEX                  15.30%       18.49%        12.67%     09/29/89
   FUND

DREYFUS VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio         -0.85%          N/A         16.57%     05/02/94
Small Company Stock Portfolio      -17.54%          N/A          1.67%     04/30/96
International Value Portfolio       -3.88%          N/A          0.73%     04/30/96

MERRILL LYNCH VARIABLE
   SERIES  FUNDS, INC
Prime Bond Fund                     -4.75%         1.18%         4.82%     04/20/82
American Balanced Fund               0.87%         5.77%         7.38%     06/01/88
High Current Income Fund           -14.93%         1.03%         6.48%     04/20/82
Special Value Focus Fund           -18.02%         3.81%         6.73%     04/20/82
Basic Value Focus Fund              -3.19%        10.33%        10.76%     07/01/93

CHART 2 - COMPOUND AVERAGE ANNUAL RETURN (WITHOUT WITHDRAWAL CHARGES)

                                                              10 YEARS
                                                              or Since     INCEPTION
                                     1 YEAR      5 YEARS      Inception      DATE
                                     ------      -------      ---------    ---------
AMERICAN FIDELITY DUAL               21.62%       17.15%        14.48%     01/01/70
   STRATEGY FUND, INC.

THE DREYFUS SOCIALLY                 24.46%       18.14%        18.23%     10/07/93
  RESPONSIBLE GROWTH
  FUND, INC.

DREYFUS STOCK INDEX                  23.30%       19.29%        12.67%     09/29/89
   FUND

DREYFUS  VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio           7.15%         N/A         17.49%     05/02/94
Small Company Stock Portfolio       -10.37%         N/A          3.81%     04/30/96
International Value Portfolio         4.12%         N/A          2.85%     04/30/96

MERRILL LYNCH VARIABLE
   SERIES  FUNDS, INC.
Prime Bond Fund                       3.25%        1.92%         4.82%     04/20/82
American Balanced Fund                8.87%        6.55%         7.38%     06/01/88
High Current Income Fund             -7.53%        1.77%         6.48%     04/20/82
Special Value Focus Fund            -10.89%        4.57%         6.73%     04/20/82
Basic Value Focus Fund                4.81%       11.14%        11.31%     07/01/93

CHART 3 - CUMULATIVE TOTAL RETURN

                                                              10 YEARS
                                                              or Since     INCEPTION
                                     1 YEAR      5 YEARS      Inception      DATE
                                     ------      -------      ---------    ---------
AMERICAN FIDELITY DUAL               13.62%      112.67%       286.57%     01/01/70
   STRATEGY FUND, INC.

THE DREYFUS SOCIALLY                 16.46%      122.14%       133.80%     10/07/93
   RESPONSIBLE GROWTH
   FUND, INC.

DREYFUS STOCK INDEX                  15.30%      133.58%       201.75%     09/29/89
   FUND

DREYFUS  VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio          -0.85%         N/A        104.56%     05/02/94
Small Company Stock Portfolio       -17.54%         N/A          4.53%     04/30/96
International Value Portfolio        -3.88%         N/A          1.97%     04/30/96

MERRILL LYNCH VARIABLE
   SERIES FUNDS, INC.

Prime Bond Fund                      -4.75%        6.02%        60.09%     04/20/82
American Balanced Fund                0.87%       32.37%       103.77%     06/01/88
High Current Income Fund            -14.93%        5.26%        87.34%     04/20/82
Special Value Focus Fund            -18.02%       20.55%        91.77%     04/20/82
Basic Value Focus Fund               -3.19%       63.46%        75.48%     07/01/93

CHART 4 - CUMULATIVE TOTAL RETURN WITHOUT WITHDRAWAL CHARGES

                                                              10 YEARS
                                                              or Since     INCEPTION
                                     1 YEAR      5 YEARS      Inception      DATE
                                     ------      -------      ---------    ---------
AMERICAN FIDELITY DUAL               21.62%      120.62%        286.57%    01/01/70
   STRATEGY FUND, INC.

THE DREYFUS SOCIALLY                 24.46%      130.14%        140.29%    10/07/93
   RESPONSIBLE GROWTH
   FUND, INC.

DREYFUS STOCK INDEX                  23.30%      141.58%        201.75%    09/29/89
   FUND

DREYFUS  VARIABLE
   INVESTMENT FUND
Growth and Income Portfolio           7.15%        N/A          112.19%    05/02/94
Small Company Stock Portfolio       -10.37%        N/A           10.50%    04/30/96
International Value Portfolio         4.12%        N/A            7.79%    04/30/96

MERRILL LYNCH VARIABLE
   SERIES FUNDS, INC.
Prime Bond Fund                       3.25%        9.98%         60.09%    04/20/82
American Balanced Fund                8.87%       37.31%        103.77%    06/01/88
High Current Income Fund             -7.53%        9.19%         87.34%    04/20/82
Special Value Focus Fund            -10.89%       25.05%         91.77%    04/20/82
Basic Value Focus Fund                4.81%       69.57%         80.35%    07/01/93

                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a Policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For Non-Qualified Policies, this cost basis is generally the Purchase Payments, while for Qualified Policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a Policy issued pursuant to a Qualified Plan is generally determined by dividing the cost-basis of the Policy by the anticipated number of payments to be made under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equal the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Policy within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Policies should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Policy as an annuity contract would result in imposition of federal income tax to the Policy Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that annuity contracts such as the Policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds underlying the Policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owners ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to receipt of payments under the Policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

MULTIPLE POLICIES

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

POLICIES OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Policies will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Policies held by a trust or other entity as an agent for a natural person nor to Policies held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Policy may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Policies.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED POLICIES

The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified Policy when the Owner of such Policy is a natural person. As described above, different rules may apply to an Owner of a non-qualified Policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified Policy will be treated as an "annuity policy" under the Code.

TAX TREATMENT OF WITHDRAWALS, SURRENDERS AND DISTRIBUTIONS

The cost basis of a non-qualified Policy is generally the sum of the purchase payments for the Policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified Policy that exceeds the portion of the cost basis (or principal) of the Policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified Policy represents the increase in the value of the Policy. The taxable portion of a payment from a non-qualified Policy is generally taxed at the taxpayer's marginal income tax rate.

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from a non-qualified Policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified Policy will be treated as coming first from earnings (which represent the increase in the value of the Policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the Policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified Policy contains investments made prior to August 14, 1982, a partial withdrawal from the Policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If a taxpayer surrenders a non-qualified Policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the Policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

TAX TREATMENT OF ANNUITY PAYMENTS

If a taxpayer receives annuity payments from a non-qualified Policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the Policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the Policy at the time the annuity payments begin by the expected return under the Policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

PENALTY TAX ON DISTRIBUTIONS

Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified Policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

         o A distribution that is made on or after the date the taxpayer reaches age 59 1/2.

         o A distribution that is made on or after the death of the Owner.

         o A distribution that is made when the taxpayer is totally disabled.

         o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint Beneficiary.

         o A part of a distribution that is attributable to investment in the Policy prior to August 14, 1982.

         o A distribution that is paid as an immediate annuity (within the meaning of Section 72(u)(4) of the Code).

REQUIRED DISTRIBUTIONS

To qualify as an "annuity policy" under the Code, a non-qualified Policy must meet certain distribution requirements. Generally, if the Owner/Annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified Policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the Policy over the life (or life expectancy) of the Beneficiary under the Policy. Special rules apply, however, if the Beneficiary under the Policy is the surviving spouse of the Owner. If the Owner's spouse is the Beneficiary under the Policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original Owner of the Policy. If the Owner/Annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the Annuitant who is not the Owner of the Policy do not qualify for the death of the Owner exception to the 10% penalty tax described above, unless another exception applies.

The above information does not apply to Qualified Policies. However, separate tax withdrawal penalties and restrictions apply to such Qualified Policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

QUALIFIED PLANS

The Policies offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase Payment requirements, the Policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a Qualified Plan.

Policies issued pursuant to Qualified Plans include special provisions restricting Policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Policies issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these Policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

INDIVIDUAL RETIREMENT ANNUITIES


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of Policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

CORPORATE PENSION AND PROFIT-SHARING/401(K) PLANS


Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of Policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TAX TREATMENT OF WITHDRAWALS - QUALIFIED POLICIES

The following discussion explains how the general principles of tax-deferred investing apply to Policies issued pursuant to Qualified Plans.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A CORPORATE PENSION OR PROFIT-SHARING/401(k) OR H.R. 10 PLAN

If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER

In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or a Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

          o To a traditional individual retirement arrangement under Section 408 of the Code.

          o To another Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code (if the distribution is from such a plan).

          o To a Section 403(b) Tax-Sheltered Annuity (if the distribution is from a Section 403(b) Tax-Sheltered Annuity).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan or Section 403(b) Tax-Sheltered Annuity will be an eligible rollover distribution EXCEPT to the extent:

          o It represents the return of "after-tax" contributions or is not otherwise includable in income.

          o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years.

          o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.

          o It is made from a Corporate Pension or Profit-Sharing/401(k) or H.R. 10 Plan by reason of a hardship.

Required minimum distributions under Section 401(a)(9) include the following required payments:

          o If the Plan is an Individual Retirement Annuity, required payments for the calendar year in which the taxpayer reaches age 70 1/2 or any later calendar year.

          o If the plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, or Tax-Sheltered Annuity (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), required payments for the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayer who are more than 5% owners.

The administrator of the applicable Qualified Plan should provide additional information about these rollover tax rules when a distribution is made.

DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS

If any distribution is made from a Qualified Policy issued pursuant to a Qualified Plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the Policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the Policy at the time the annuity payments begin by the anticipated number of payments to be made under the Policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

          o A distribution that is made on or after the date the taxpayer reaches age 59 1/2.

          o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account.

          o    A distribution that is made on or after the death of the Owner.

          o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code).

          o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint Beneficiary under the Qualified Policy (and, with respect to Qualified Policies issued pursuant to Corporate Pension and Profit-Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan).


          o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55.

          o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions).


          o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities).

          o Distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been reemployed for at least 60 days).

          o Distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year.

          o Distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

REQUIRED DISTRIBUTIONS

Distributions from a Policy issued pursuant to a Qualified Plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

          o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70 1/2.

          o If the Qualified Plan is a Corporate Pension or Profit-Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year in which the taxpayer terminates employment with the employer.

          o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.


TAX-SHELTERED ANNUITIES AND 401(k) PLANS - WITHDRAWAL LIMITATIONS


The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age
59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Policy value which represents contributions by the Owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


TAX-SHELTERED ANNUITIES/LOANS


If a Policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the Owner may take a loan under the Policy at any time before Annuity Payments begin. However, no loans will be made during the first Policy Year. The security for the loan will be the value of the Policy invested in the Guaranteed Interest Account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the Policy in the Guaranteed Interest Account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount if $2,500 (which can be changed at our discretion).


If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.



                               ANNUITY PROVISIONS

VARIABLE ANNUITY PAYOUT

An Owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the Portfolios in accordance with the allocation of the value of the Policy to the Portfolios during the Annuity Period. Variable annuity payments are not guaranteed as to dollar amount.

The Company will determine the number of Annuity Units payable for each payment by dividing the dollar amount of the first annuity payment by the Annuity Unit value for each applicable Portfolio on the Annuity Date. This sets the number of Annuity Units for each applicable Portfolio. The number of Annuity Units payable remains the same unless an Owner transfers a portion of the annuity benefit to another Portfolio or to a fixed annuity. The dollar amount is not fixed and will change from month to month.

The dollar amount of the variable annuity payments for each applicable Portfolio after the first payment is determined by multiplying the fixed number of Annuity Units per payment in each Portfolio by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Portfolio. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

VARIABLE ANNUITY UNIT

The value of any annuity unit for each Portfolio was arbitrarily set initially at $10. The Annuity Unit value at the end of any subsequent valuation period is determined as follows:

         1. The net investment factor for the current valuation period is multiplied by the value of the Annuity Unit for the Fund for the immediately preceding valuation period.

         2. The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

An Owner can choose either a 3%, 4%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment. Choice of a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate. Payments will decrease whenever the actual return is less than the chosen rate.

FIXED ANNUITY PAYOUT

The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% Annuity Table. The fixed annuity provides a 3% annual guaranteed interest rate on all Annuity Options. The Company may pay or credit excess interest on a fixed annuity at its discretion.

                              FINANCIAL STATEMENTS

Following are the financial statements of the Separate Account and the Company. The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                               [KPMG LETTERHEAD]


                           INDEPENDENT AUDITORS' REPORT


The Board of Directors
American Fidelity Assurance Company


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, Prime Bond, American Balanced, High Current Income, Special Value Focus, and International Equity Focus Segregated Sub-Accounts of American Fidelity Separate Account B (Account B) as of December 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, Prime Bond, American Balanced, High Current Income, Special Value Focus, and International Equity Focus Segregated Sub-Accounts of American Fidelity Separate Account B as of December 31, 1998, and the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                    /s/ KPMG LLP

January 12, 1999

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                      Statements of Assets and Liabilities

                                December 31, 1998



                                                                            SEGREGATED SUB-ACCOUNTS
                                                          ---------------------------------------------------------
                                                            SOCIALLY                      GROWTH           SMALL
                                                           RESPONSIBLE      STOCK           AND           COMPANY
                                                             GROWTH         INDEX          INCOME          STOCK
                                                          ------------   ------------   ------------   ------------

Investments:
  Dreyfus Socially Responsible Growth Fund, Inc.
       (19,182 shares at net asset value of
       $31.08 per share) (cost $535,415)                  $    596,188             --             --             --

  Dreyfus Stock Index Fund
       (52,545 shares at net asset value of
       $32.52 per share) (cost $1,530,140)                          --      1,708,778             --             --

  Dreyfus Variable Investment Fund:
       Growth and Income Portfolio
       (27,965 shares at net asset value of
       $22.63 per share) (cost $590,202)                            --             --        632,838             --

  Small Company Stock Portfolio
       (24,927 shares at net asset value of
       $15.09 per share) (cost $357,472)                            --             --             --        376,152
                                                          ------------   ------------   ------------   ------------
  Total assets                                                 596,188      1,708,778        632,838        376,152

Total liabilities                                                   --             --             --             --
                                                          ------------   ------------   ------------   ------------
Net assets                                                $    596,188      1,708,778        632,838        376,152
                                                          ============   ============   ============   ============
Accumulation units outstanding                                  45,112        132,663         55,399         38,646
                                                          ============   ============   ============   ============
Net asset value per unit                                  $     13.216         12.881         11.423          9.733
                                                          ============   ============   ============   ============





See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                      Statements of Assets and Liabilities


                                December 31, 1998






                                                                                SEGREGATED SUB-ACCOUNTS
                                                          ----------------------------------------------------------------
                                                                                      HIGH        SPECIAL    INTERNATIONAL
                                                             PRIME      AMERICAN     CURRENT       VALUE         EQUITY
                                                             BOND       BALANCED     INCOME        FOCUS         FOCUS
                                                          ----------   ----------   ----------   ----------  -------------

Investments:
  Merrill Lynch Variable Series Funds, Inc.:
     Merrill Lynch Prime Bond Fund
     (17,710 shares at net asset
     value of $12.25 per share)
     (cost $216,019)                                      $  216,944           --           --           --           --
  Merrill Lynch American Balanced Fund
     (21,038 shares at net asset
     value of $16.74 per share)
     (cost $331,149)                                              --      352,175           --           --           --
  Merrill Lynch High Current Income Fund
     (2,338 shares at net asset
     value of $ 10.11 per share)
     (cost $25,118)                                               --           --       23,642           --           --
  Merrill Lynch Special Value Focus Fund
     (4,190 shares at net asset
     value of $ 19.95 per share)
     (cost $82,259)                                               --           --           --       83,593           --
  Merrill Lynch International Equity
     Focus Fund
     (7,673 shares at net asset
     value of $10.68 per share)
     (cost $77,787)                                               --           --           --           --       81,952
                                                          ----------   ----------   ----------   ----------   ----------
  Total assets                                               216,944      352,175       23,642       83,593       81,952
Total liabilities                                                 --           --           --           --           --
                                                          ----------   ----------   ----------   ----------   ----------
Net assets                                                $  216,944      352,175       23,642       83,593       81,952
                                                          ==========   ==========   ==========   ==========   ==========
Accumulation units outstanding                                20,781       31,096        2,488        8,913        7,349
                                                          ==========   ==========   ==========   ==========   ==========
Net asset value per unit                                  $   10.440       11.325        9.502        9.379       11.151
                                                          ==========   ==========   ==========   ==========   ==========



See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                            Statements of Operations

                          Year ended December 31, 1998





                                                                     SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------
                                                        SOCIALLY                        GROWTH           SMALL
                                                      RESPONSIBLE       STOCK            AND            COMPANY
                                                         GROWTH         INDEX           INCOME           STOCK
                                                     ------------    ------------    ------------    ------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund                      $        897          11,091           3,225             837
  Mortality and expense charges (note 2)                    2,929           9,774           3,851           1,646
                                                     ------------    ------------    ------------    ------------
           Net investment income (loss)                    (2,032)          1,317            (626)           (809)
                                                     ------------    ------------    ------------    ------------
Realized gains on investments:
  Realized gains (losses) distributions
    from underlying mutual fund                            20,471           2,169           1,997             154
  Proceeds from sales                                      24,255         161,181          26,053           3,531
  Cost of investments sold                                (21,810)       (158,993)        (24,776)         (4,354)
                                                     ------------    ------------    ------------    ------------
           Net realized gains (losses)                     22,916           4,357           3,274            (669)
                                                     ------------    ------------    ------------    ------------
Unrealized appreciation (depreciation)
  on investments:
  End of year                                              60,773         178,638          42,636          18,680
  Beginning of year                                            --              --              --              --
                                                     ------------    ------------    ------------    ------------
           Increase in unrealized
            appreciation (depreciation)                    60,773         178,638          42,636          18,680
                                                     ------------    ------------    ------------    ------------
           Net increase (decrease) in net
            assets resulting from operations         $     81,657         184,312          45,284          17,202
                                                     ============    ============    ============    ============



See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                            Statements of Operations

                          Year ended December 31, 1998



                                                                           SEGREGATED SUB-ACCOUNTS
                                                     ---------------------------------------------------------------------------

                                                                                    HIGH          SPECIAL    INTERNATIONAL
                                                        PRIME       AMERICAN       CURRENT         VALUE        EQUITY
                                                        BOND        BALANCED       INCOME          FOCUS        FOCUS
                                                     ----------    ----------    ----------     ----------   -------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund                      $    4,034            --           909             --             1
  Mortality and expense charges (note 2)                  1,070         2,067           150            344           390
                                                     ----------    ----------    ----------     ----------    ----------
          Net investment income (loss)                    2,964        (2,067)          759           (344)         (389)
                                                     ----------    ----------    ----------     ----------    ----------
Realized gains (losses) on investments:
  Realized gain distributions
    from underlying mutual fund                              --            --            15             --            --
  Proceeds from sales                                     2,112        56,231         1,477          3,906           490
  Cost of investment sold                                (2,100)      (58,272)       (1,508)        (4,641)         (546)
                                                     ----------    ----------    ----------     ----------    ----------
          Net realized gains (losses)                        12        (2,041)          (16)          (735)          (56)
                                                     ----------    ----------    ----------     ----------    ----------
Unrealized appreciation (depreciation)
  on investments:
  End of year                                               925        21,026        (1,476)         1,334         4,165
  Beginning of year                                          --            --            --             --            --
                                                     ----------    ----------    ----------     ----------    ----------
          Increase in unrealized appreciation
            (depreciation)                                  925        21,026        (1,476)         1,334         4,165
                                                     ----------    ----------    ----------     ----------    ----------
          Net increase (decrease) in net
            assets resulting from operations         $    3,901        16,918          (733)           255         3,720
                                                     ==========    ==========    ==========     ==========    ==========


See accompanying notes to financial statements.

                     AMERICAN FIDELITY SEPARATE ACCOUNT B

                     Statements of Changes in Net Assets

                         Year ended December 31, 1998



                                                                        SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------
                                                       SOCIALLY                         GROWTH           SMALL
                                                      RESPONSIBLE       STOCK            AND            COMPANY
                                                        GROWTH          INDEX           INCOME           STOCK
                                                     ------------    ------------    ------------    ------------

Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                       $     (2,032)          1,317            (626)           (809)
  Net realized gains (losses) on investments               22,916           4,357           3,274            (669)
  Increase in unrealized appreciation
    (depreciation) on investments                          60,773         178,638          42,636          18,680
                                                     ------------    ------------    ------------    ------------
       Net increase (decrease) in net
         assets resulting from operations                  81,657         184,312          45,284          17,202
                                                     ------------    ------------    ------------    ------------
Changes from principal transactions:
  Net purchase payments received (note 3)                 538,786       1,685,647         613,593         362,476
  Withdrawal of funds (note 3)                            (24,255)       (161,181)        (26,039)         (3,526)
                                                     ------------    ------------    ------------    ------------
       Increase in net assets derived from
         principal transactions                           514,531       1,524,466         587,554         358,950
                                                     ------------    ------------    ------------    ------------
Increase in net assets                                    596,188       1,708,778         632,838         376,152
Net assets:
  Beginning of year                                            --              --              --              --
                                                     ------------    ------------    ------------    ------------
  End of year                                        $    596,188       1,708,778         632,838         376,152
                                                     ============    ============    ============    ============

See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                      Statements of Changes in Net Assets

                          Year ended December 31, 1998


                                                                             SEGREGATED SUB-ACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                                                        HIGH           SPECIAL       INTERNATIONAL
                                                        PRIME          AMERICAN        CURRENT          VALUE           EQUITY
                                                        BOND           BALANCED        INCOME           FOCUS            FOCUS
                                                     ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets from
  operations:
  Net investment income (loss)                       $      2,964          (2,067)            759            (344)           (389)
  Net realized gains (losses) on investments                   12          (2,041)            (16)           (735)            (56)
  Increase in unrealized appreciation
    (depreciation) on investments                             925          21,026          (1,476)          1,334           4,165
                                                     ------------    ------------    ------------    ------------    ------------
        Net increase (decrease) in net
         assets resulting from operations                   3,901          16,918            (733)            255           3,720

Changes from principal transactions:
  Net purchase payments received (note 3)                 215,155         391,488          25,852          87,244          78,722
  Withdrawal of funds (note 3)                             (2,112)        (56,231)         (1,477)         (3,906)           (490)
                                                     ------------    ------------    ------------    ------------    ------------
       Increase in net assets derived from
         principal transactions                           213,043         335,257          24,375          83,338          78,232
                                                     ------------    ------------    ------------    ------------    ------------
Increase in net assets                                    216,944         352,175          23,642          83,593          81,952
Net assets:
  Beginning of year                                            --              --              --              --              --
                                                     ------------    ------------    ------------    ------------    ------------
  End of year                                        $    216,944         352,175          23,642          83,593          81,952
                                                     ============    ============    ============    ============    ============


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                               Financial Highlights

                            Year ended December 31, 1998



                                                          PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                     -----------------------------------------------------------
                                                                       SEGREGATED SUB-ACCOUNTS
                                                     -----------------------------------------------------------
                                                      SOCIALLY                         GROWTH           SMALL
                                                     RESPONSIBLE        STOCK           AND            COMPANY
                                                        GROWTH          INDEX          INCOME           STOCK
                                                     ------------    ------------   ------------    ------------

Investment income (loss) and expenses:
  Investment income (loss)                           $      0.049           0.182          0.123           0.063
  Operating expenses                                        0.160           0.161          0.147           0.124
                                                     ------------    ------------   ------------    ------------
     Net investment income (loss)                          (0.111)          0.021         (0.024)         (0.061)
Capital changes:
  Net realized and unrealized gains (losses)
    from securities                                         3.327           2.860          1.447          (0.206)
                                                     ------------    ------------   ------------    ------------
  Net increase (decrease) in
    accumulation unit value                                 3.216           2.881          1.423          (0.267)
  Accumulation unit value, beginning of period             10.000          10.000         10.000          10.000
                                                     ------------    ------------   ------------    ------------
  Accumulation unit value, end of period             $     13.216          12.881         11.423           9.733
                                                     ============    ============   ============    ============
Number of accumulation units outstanding,
  end of period                                            45,112         132,663         55,399          38,646
                                                     ============    ============   ============    ============


See accompanying notes to financial statements.

                        AMERICAN FIDELITY SEPARATE ACCOUNT B

                                Financial Highlights

                             Year ended December 31, 1998



                                                                PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                                     ---------------------------------------------------------------------------
                                                                              SEGREGATED SUB-ACCOUNTS
                                                     ---------------------------------------------------------------------------
                                                                                       HIGH            SPECIAL      INTERNATIONAL
                                                        PRIME         AMERICAN        CURRENT           VALUE           EQUITY
                                                         BOND         BALANCED         INCOME           FOCUS           FOCUS
                                                     ------------   ------------    ------------    ------------    ------------

Investment income (loss) and expenses:
  Investment income (loss)                           $      0.503             --           0.821              --           0.001
  Operating expenses                                        0.133          0.149           0.136           0.123           0.145
                                                     ------------   ------------    ------------    ------------    ------------
      Net investment income (loss)                          0.370         (0.149)          0.685          (0.123)         (0.144)

Capital changes:
  Net realized and unrealized gains (losses)
      from securities                                       0.070          1.474          (1.183)         (0.498)          1.295
                                                     ------------   ------------    ------------    ------------    ------------
  Net increase (decrease) in accumulation
      unit value                                            0.440          1.325          (0.498)          0.621           1.151
  Accumulation unit value, beginning of period             10.000         10.000          10.000          10.000          10.000
                                                     ------------   ------------    ------------    ------------    ------------
  Accumulation unit value, end of period             $     10.440         11.325           9.502           9.379          11.151
                                                     ============   ============    ============    ============    ============
Number of accumulation units outstanding,
  end of period                                            20,781         31,096           2,488           8,913           7,349
                                                     ============   ============    ============    ============    ============


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 1998

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)   GENERAL


               American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.


               The assets of each of the nine segregated sub-accounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the nine segregated sub-accounts. Such payments are then invested in the various funds underlying the sub-accounts (collectively referred to as the Funds).

         (b)   INVESTMENTS

               Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade date basis by the Funds. Income from dividends, and gains from realized gain distributions, are recorded on the exdistribution date.

               Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

         (c)   INCOME TAXES

               Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code applicable to life insurance companies. Account B's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a "regulated investment company" under subchapter "M" of the Internal Revenue Code.

         (d)   ANNUITY RESERVES


               Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from zero to 5 percent as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.


                                                                     (Continued)

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 1998

               If additional reserves are required, AFA reimburses Account B. At December 31, 1998, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 1998.

         (e)   USE OF ESTIMATES

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)      VARIABLE ANNUITY CONTRACTS

         AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to .0004110 of the Funds' daily net assets (.15% per annum). Policy maintenance charges are equal to $30 per policy per year. Distribution fees are equal to .0002740 (.10% per annum). Mortality and expense fees are equal to .0034247% of the Funds' daily net assets (1.25% per annum). All such fees were paid to AFA.

         During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Internal Revenue Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges.

(3)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

         Transactions in units for each segregated sub-account for the year ended December 31, 1998 were as follows:


                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                             SOCIALLY                          GROWTH           SMALL
                                            RESPONSIBLE       STOCK             AND            COMPANY
                                              GROWTH          INDEX            INCOME           STOCK
                                           ------------    ------------      ------------    ------------
Accumulation units:
  Outstanding, beginning of year                     --              --                --              --
  Increase for payments received                 47,072         146,860            58,248          39,070
  Decrease for withdrawal of funds               (1,960)        (14,197)           (2,849)           (424)
                                           ------------    ------------      ------------    ------------
  Outstanding, end of year                       45,112         132,663            55,399          38,646
                                           ============    ============      ============    ============


                                                                     (Continued)

                   AMERICAN FIDELITY SEPARATE ACCOUNT B

                       Notes to Financial Statements

                             December 31, 1998


                                                              SEGREGATED SUB-ACCOUNTS
                                 ----------------------------------------------------------------------------
                                                                     HIGH          SPECIAL       INTERNATIONAL
                                   PRIME           AMERICAN        CURRENT          VALUE           EQUITY
                                    BOND           BALANCED         INCOME          FOCUS           FOCUS
                                 ------------    ------------    ------------    ------------    ------------

Accumulation units:
  Outstanding, beginning
    of year                                --              --              --              --              --
Increase for payments
  received                             20,993          36,529           2,637           9,387           7,400
Decrease for withdrawal
  of funds                               (212)         (5,433)           (149)           (474)            (51)
                                 ------------    ------------    ------------    ------------    ------------
Outstanding, end of year               20,781          31,096           2,488           8,913           7,349
                                 ============    ============    ============    ============    ============



(4)      YEAR 2000 RISKS

         Like other variable annuity funds, financial and business organizations and individuals around the world, Account B could be adversely affected if the computer systems used by AFA and Account B's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." AFA has had a formal project team (including 22 information systems professionals) working to correct the problem since 1996. In the briefest terms, the correction is to change all date related fields in AFA's computer systems to four digits instead of two digits. At the same time, all relationships with systems outside AFA must be checked for the same change and all must be tested to determine that relationships continue to be compatible. Those systems were tested on December 31, 1997 and went through year-end processing without incident. The final test of all systems will be run in 1999. Even though management of AFA is expending considerable resources in a concerted effort to meet this technology-related threat, there is no guarantee that there will be no adverse impact on the Fund of some sort as January 1, 2000 passes.

[LOGO]                         [KPMG LETTERHEAD]




                           INDEPENDENT AUDITORS' REPORT

Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.




                                                      /s/ KPMG LLP

March 15, 1999

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1998 and 1997
                    (in thousands, except per share amounts)

                    ASSETS                                 1998         1997
                                                         ----------   ----------
Investments:
 Fixed maturities held-to-maturity, at amortized cost
   (fair value $222,215 and $241,863 in 1998 and
   1997, respectively)                                   $  211,622      234,799
 Fixed maturities available-for-sale, at fair value
   (amortized cost of $691,835 and $622,712
   in 1998 and 1997, respectively)                          720,221      642,577
 Equity securities, at fair value:
   Common stocks (cost $11,272 and $11,023 in
    1998 and 1997, respectively)                             13,317       11,736
 Mortgage loans on real estate, net                         133,440      135,122
 Investment real estate, at cost (less accumulated
   depreciation of $815 and $1,350 in 1998
   and 1997, respectively)                                   10,160        9,070
 Policy loans                                                11,147        8,668
 Short-term and other investments                            19,181       20,770
                                                         ----------   ----------
                                                          1,119,088    1,062,742
                                                         ----------   ----------
Cash                                                         17,245        8,427

Accrued investment income                                    15,523       14,357

Accounts receivable:
 Uncollected premiums                                        22,560       20,571
 Reinsurance receivable                                      61,201       57,503
 Other                                                        8,372       15,248
                                                         ----------   ----------
                                                             92,133       93,322
                                                         ----------   ----------
Deferred policy acquisition costs                           193,741      177,737

Other assets                                                  8,497        5,761

Separate account assets                                     188,721      137,090
                                                         ----------   ----------
    Total assets                                         $1,634,948    1,499,436
                                                         ==========   ==========

See accompanying notes to consolidated financial statements.

          LIABILITIES AND STOCKHOLDER'S EQUITY              1998         1997
                                                          ----------   ----------
Policy liabilities:
 Reserves for future policy benefits:
   Life and annuity                                       $  131,494      105,663
   Accident and health                                       164,067      140,530
 Unearned premiums                                             3,363        2,686
 Benefits payable                                             36,830       35,347
 Funds held under deposit administration contracts           577,301      580,499
 Other policy liabilities                                     96,666       92,144
                                                          ----------   ----------
                                                           1,009,721      956,869
                                                          ----------   ----------
Other liabilities:
 Net deferred income tax liability                            63,155       59,198
 General expenses, taxes, licenses and fees payable
   and other liabilities                                      39,868       36,099
                                                          ----------   ----------
                                                             103,023       95,297
                                                          ----------   ----------
Notes payable                                                 57,858       50,719

Separate account liabilities                                 188,721      137,090
                                                          ----------   ----------
    Total liabilities                                      1,359,323    1,239,975
                                                          ----------   ----------

Stockholder's equity:

 Common stock, par value $10 per share. 250,000
   shares authorized, issued and outstanding                   2,500        2,500
 Additional paid-in capital                                   23,244       23,244
 Accumulated other comprehensive income                       19,775       13,371
 Retained earnings                                           230,106      220,346
                                                          ----------   ----------
    Total stockholder's equity                               275,625      259,461

Commitments and contingencies (notes 9, 11 and 14)

                                                          ----------   ----------
    Total liabilities and stockholder's equity            $1,634,948    1,499,436
                                                          ==========   ==========

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1998, 1997, and 1996
                    (in thousands, except per share amounts)

                                                           1998          1997          1996
                                                        ----------    ----------    ----------
Revenues:
 Premiums:
   Life and annuity                                     $   26,901        25,282        24,187
   Accident and health                                     206,821       181,944       166,057
                                                        ----------    ----------    ----------
                                                           233,722       207,226       190,244

 Net investment income                                      70,479        69,175        67,502
 Other                                                      14,757        13,190        11,250
                                                        ----------    ----------    ----------
    Total revenues                                         318,958       289,591       268,996
Benefits:
 Benefits paid or provided:
   Life and annuity                                         18,790        18,045        18,539
   Accident and health                                     116,908       105,594        93,858
 Interest credited to funded contracts                      29,208        30,207        28,386
 Increase in reserves for future policy benefits:
   Life and annuity (net of increase (decrease) in
    reinsurance reserves ceded of $1,362, $55,
    and $(3) in 1998, 1997, and 1996, respectively)          1,179         2,788         4,336
   Accident and health (net of increase) in
    reinsurance reserves ceded $9,316, $9,838, and
    $6,704, in 1998, 1997, and 1996, respectively)          13,588        10,250        13,259
                                                        ----------    ----------    ----------
                                                           179,673       166,884       158,378
                                                        ----------    ----------    ----------
Expenses:
 Selling costs                                              64,931        56,835        47,105
 Other operating, administrative and general expenses       49,258        43,241        44,942
 Taxes, other than federal income taxes, and licenses
   and fees                                                  7,644         7,251         6,535
 Increase in deferred policy acquisition costs             (16,004)      (15,240)      (10,082)
                                                        ----------    ----------    ----------
                                                           105,829        92,087        88,500
                                                        ----------    ----------    ----------
    Total benefits and expenses                            285,502       258,971       246,878
                                                        ----------    ----------    ----------
    Income before income taxes                              33,456        30,620        22,118
Income taxes:
 Current                                                    10,482         2,680         4,421
 Deferred                                                      508         5,802         4,650
                                                        ----------    ----------    ----------
                                                            10,990         8,482         9,071
                                                        ----------    ----------    ----------
    Net income                                          $   22,466        22,138        13,047
                                                        ==========    ==========    ==========
Basic net income per share                              $    89.86         88.55         52.19
                                                        ==========    ==========    ==========



See accompanying notes to consolidated financial statements.

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 1998, 1997, and 1996
                                 (in thousands)

                                                                                     ACCUMULATED
                                                      ADDITIONAL                        OTHER           TOTAL
                                         COMMON         PAID-IN       RETAINED      COMPREHENSIVE    STOCKHOLDER'S
                                          STOCK         CAPITAL       EARNINGS          INCOME          EQUITY
                                      ------------   ------------   ------------    ------------    ------------
Balance at December 31, 1995          $      2,500         17,718        223,195          16,028         259,441
Comprehensive income:
 Net income                                   --             --           13,047            --            13,047
 Net change in unrealized holding
  gain on investments available-
  for-sale, net of deferred taxes             --             --             --            (9,776)         (9,776)
                                                                                                    ------------
 Comprehensive income                                                                                      3,271
Dividends                                     --             --           (4,200)           --            (4,200)
Capital contribution                          --            2,198           --              --             2,198
                                      ------------   ------------   ------------    ------------    ------------
Balance at December 31, 1996                 2,500         19,916        232,042           6,252         260,710

Comprehensive income:
 Net income                                   --             --           22,138            --            22,138
 Net change in unrealized holding
  gain on investments available-
  for-sale, net of deferred taxes             --             --             --             7,119           7,119
                                                                                                    ------------
 Comprehensive income                                                                                     29,257
Dividends                                     --             --          (33,834)           --           (33,834)
Capital contribution                          --            3,328           --              --             3,328
                                      ------------   ------------   ------------    ------------    ------------
Balance at December 31, 1997                 2,500         23,244        220,346          13,371         259,461

Comprehensive income:
 Net income                                   --             --           22,466            --            22,466
 Net change in unrealized holding
  gain on investments available-
  for-sale, net of deferred taxes             --             --             --             6,404           6,404
                                                                                                    ------------
 Comprehensive income                                                                                     28,870
Dividends                                     --             --          (12,706)           --           (12,706)
                                      ------------   ------------   ------------    ------------    ------------
Balance at December 31, 1998          $      2,500         23,244        230,106          19,775         275,625
                                      ============   ============   ============    ============    ============



See accompanying notes to consolidated financial statements.

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997, and 1996
                                 (in thousands)

                                                                1998          1997          1996
                                                             ----------    ----------    ----------
Cash flows from operating activities:
 Net income                                                  $   22,466        22,138        13,047
 Adjustments to reconcile net income to net cash
   provided by operating activities:
    Provision for depreciation on investment real estate            212           653           935
    Accretion of discount on investments                           (793)         (546)         (469)
    Realized gains on investments                                (2,053)       (1,823)       (1,793)
    Increase in deferred policy acquisition costs               (16,004)      (15,240)      (10,082)
    Increase in accrued investment income                        (1,166)         (218)         (478)
    (Increase) decrease in accounts receivable                    1,189       (23,254)      (15,006)
    Increase in policy liabilities                               32,450        27,694        18,017
    Increase in interest credited on deposit and
      other investment-type contracts                            29,208        30,207        28,386
    Charges on deposit and other investment-type contracts       (3,255)       (2,878)       (2,812)
    Increase in general expenses, taxes, licenses and
      fees payable and other liabilities                          3,769         2,656         4,257
    Deferred income taxes                                           508         5,802         4,650
    Other                                                        (2,737)          949           840
                                                             ----------    ----------    ----------
       Total adjustments                                         41,328        24,002        26,445
                                                             ----------    ----------    ----------
       Net cash provided by operating activities                 63,794        46,140        39,492
                                                             ----------    ----------    ----------
Cash flows from investing activities:
 Sale, maturity or repayment of investments:
   Fixed maturities held-to-maturity                             24,305        20,940        26,867
   Fixed maturities available-for-sale                          122,675       133,727       166,678
   Equity securities                                                160        11,673         5,708
   Mortgage loans on real estate                                 29,244        20,200        15,736
   Real estate                                                    3,244         9,221         9,101
 Net decrease (increase) in short-term and
   other investments                                              1,589       (11,013)       (3,416)
 Purchase of investments:
   Fixed maturities held-to-maturity                               (492)       (4,349)      (45,961)
   Fixed maturities available-for-sale                         (191,017)     (211,464)     (171,753)
   Equity securities                                               (409)      (19,489)       (4,580)
   Mortgage loans on real estate                                (27,415)      (24,793)      (24,671)
   Real estate                                                   (3,263)       (1,403)         (907)
   Policy loans, net                                             (2,479)         (309)         (194)
 Cash received upon assumption of reserves (note 12)             18,747          --            --
                                                             ----------    ----------    ----------
       Net cash used in investing activities                    (25,111)      (77,059)      (27,392)
                                                             ----------    ----------    ----------


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997, and 1996
                                 (in thousands)

                                                                  1998          1997          1996
                                                               ----------    ----------    ----------
Cash flows from financing activities:
 Dividends paid to parent                                      $  (12,706)      (14,156)       (4,200)
 Capital contribution from parent                                    --           3,328          --
 Proceeds from notes payable                                       25,000       109,775         9,075
 Repayment of notes payable                                       (17,861)      (76,583)       (8,278)
 Deposits from deposit and other investment-type
   contracts                                                       60,269        87,709        67,478
 Withdrawals from deposit and other investment-type
   contracts                                                      (84,567)      (86,689)      (74,939)
                                                               ----------    ----------    ----------
      Net cash (used in) provided by financing activities         (29,865)       23,384       (10,864)
                                                               ----------    ----------    ----------
Net increase (decrease) in cash                                     8,818        (7,535)        1,236

Cash at beginning of year                                           8,427        15,962        14,726
                                                               ----------    ----------    ----------
Cash at end of year                                            $   17,245         8,427        15,962
                                                               ==========    ==========    ==========
Supplemental disclosure of cash flow information:
 Cash paid during the year for:
   Interest on notes payable                                   $    3,073         2,076         1,340
                                                               ==========    ==========    ==========
   Federal income taxes                                        $    6,600         4,800         7,100
                                                               ==========    ==========    ==========
Supplemental disclosure of noncash investing activities:
 Change in unrealized holding gain on investments
   available-for-sale, net of deferred tax expense (benefit)
   of $3,449, $3,840, and $(6,289), in 1998, 1997, and
   1996, respectively                                          $    6,404         7,119        (9,776)
                                                               ==========    ==========    ==========



                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Year ended December 31, 1998, 1997, and 1996
                                 (in thousands)

                                                                         1998          1997           1996
                                                                      -----------   -----------    -----------
Supplemental disclosure of noncash financing activities:
  Capital contribution from parent through
    forgiveness of deferred tax liability                             $      --            --            2,198
                                                                      ===========   ===========    ===========
  Amounts transferred to Parent through dividend of
    common stock of affiliated companies:

    Fixed maturities                                                  $      --           8,567           --
                                                                      ===========   ===========    ===========
    Real estate, net                                                  $      --           2,632           --
                                                                      ===========   ===========    ===========
    Short-term and other investments                                  $      --           3,006           --
                                                                      ===========   ===========    ===========
    Accounts receivable                                               $      --             732           --
                                                                      ===========   ===========    ===========
    Accrued investment income                                         $      --             109           --
                                                                      ===========   ===========    ===========
    Other assets                                                      $      --             241           --
                                                                      ===========   ===========    ===========
    Policy liabilities                                                $      --             378           --
                                                                      ===========   ===========    ===========
    Notes payable                                                     $      --           2,312           --
                                                                      ===========   ===========    ===========
    Deferred tax liability                                            $      --             683           --
                                                                      ===========   ===========    ===========
    Other liabilities                                                 $      --             682           --
                                                                      ===========   ===========    ===========
  Amounts transferred to Parent through dividend of
    common stock of non-affiliated companies:
     Common stock                                                     $      --           6,485           --
                                                                      ===========   ===========    ===========
     Deferred tax liability assumed by the Company                    $      --          (1,961)          --
                                                                      ===========   ===========    ===========


See accompanying notes to consolidated financial statements.

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

(1)  SIGNIFICANT ACCOUNTING POLICIES

     (a)  BUSINESS

          American Fidelity Assurance Company (AFA or the Company) and subsidiaries provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The principal subsidiary of AFA for the year ended December 31, 1996, was Security General Life Insurance Company (SGLI), a life insurance company. The Company and its insurance subsidiaries are subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 38% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 240 salaried managers and agents, and over 8,300 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Group Division (AGD) and American Fidelity Educational Services (AFES). AGD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with ancillary insurance products such as disability income, tax sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability.

          A significant portion of the Company's business consists of group and individual annuities. The Company's earnings related to these products are impacted by conditions in the overall interest rate environment.

     (b)  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

          The consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries, except where control is expected to be temporary. All significant


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

          intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  USE OF ESTIMATES

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  INVESTMENTS

          Management determines the appropriate classification of investments at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity, they are classified as held-to-maturity and carried at amortized cost. Investments to be held for indefinite periods of time and not intended to be held-to-maturity are classified as available-for-sale and carried at fair value. Fair values of investments available-for-sale are based on quoted market prices.

          The effects of any unrealized holding gains or losses on securities available-for-sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Fixed maturities held-to-maturity and short-term investments (bonds, notes, and redeemable preferred stocks) are reported at cost, adjusted for amortization of premium or accretion of discount because it is management's intent to hold these investments to maturity. Equity securities (common and nonredeemable preferred stocks) are reported at current fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment



                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

          type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high-yield ("junk bonds"). The Company limits its risks by investing in fixed maturities and equity securities of rated companies; mortgage loans adequately collateralized by real estate; selective real estate supported by appraisals; and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that the allowances are adequate, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the losses based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  RECOGNITION OF PREMIUM REVENUE AND COSTS

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from most universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges,



                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

          surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  POLICY ACQUISITION COSTS

          The Company defers costs which vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  POLICY LIABILITIES

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  REINSURANCE

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (Statement 113). Statement 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     (i)  INCOME TAXES

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  EQUIPMENT

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of 3 to 10 years. Additions, renewals, and betterments are capitalized. Expenditures for purchased software, maintenance, and repairs generally are expensed. The costs associated with internally developed software are generally capitalized. Upon retirement or disposal of an asset, the asset and related accumulated depreciation are eliminated and any related gain or loss is included in income.

     (k)  SEPARATE ACCOUNTS

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund) in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B). Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the nine segregated sub-accounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     (l)  BASIC NET INCOME PER SHARE

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 1998, 1997, and 1996, the weighted average number of shares was 250,000. There are no dilutive securities outstanding.

     (m)  RECLASSIFICATIONS

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  NEW ACCOUNTING PRONOUNCEMENTS

          The Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income," in 1998. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income (loss) and net unrealized gains (losses) on securities available-for-sale and is presented in the consolidated statements of stockholders' equity. SFAS No. 130 requires only additional disclosures in the consolidated financial statements; it does not affect the Company's financial position or results of operations. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

          On January 1, 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pension and Other Postretirement Benefits." SFAS No. 132 revises employers' disclosures about pension and other postretirement benefits plans. SFAS No. 132 does not change the method of accounting for such plans. Prior year disclosures in the notes to the financial statements have been revised to conform to the requirements of SFAS No. 132.

          In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." This statement establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that a company recognize all derivatives as either assets or liabilities in the statement of financial condition and measure those instruments at fair value. This statement is required to be adopted by the Company in 2000. Management does not anticipate this statement to have a material adverse impact on the consolidated financial position or the future results of operations of the Company.

          In December 1997, the AICPA issued Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). This statement provides: (1) guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, (2) guidance on how to measure the


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

          liability, (3) guidance on when an asset may be recognized for a portion of all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges, and (4) requirements for disclosures of certain information. SOP 97-3 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not anticipate this statement to have a material impact on the consolidated financial position or the future results of the operations of the Company.

          In March 1998, the AICPA issued Statement of Position No. 98-1 (SOP 98-1), "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This statement provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. The guidance provided by SOP 98-1 applies only to such costs incurred prospectively and is no retroactive to prior periods. In the past, the Company has capitalized certain costs related to internally-developed software, in a manner consistent with the guidance provided by SOP 98-1. SOP 98-1 is effective for fiscal years beginning after December 15, 1998. The Company does not anticipate this statement to have a material impact on the consolidated financial position or the future results of the operations of the Company.

          In October 1998, the AICPA issued Statement of Position 98-7, "Deposit
          Accounting: Accounting for Insurance and Reinsurance Contracts that do not Transfer Insurance Risk" (SOP 98-7). This statement provides that insurance and reinsurance contracts for which the deposit method is appropriate should be classified and accounted for as one of the following, those that (1) transfer only significant timing risk, (2) transfer only significant underwriting risk, (3) transfer neither significant timing nor underwriting risk, or (4) have an indeterminate risk. SOP 98-7 does not address when deposit accounting should be applied. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The Company is currently completing its evaluation of the financial impact of this statement, as well as the changes to its related disclosures.

     (2)  STATUTORY FINANCIAL INFORMATION

          The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from financial statements prepared on the basis of generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 1998, 1997, and 1996, of approximately $12,577,000, $16,276,000, and $13,227,000, respectively. The Company reported statutory capital and surplus at December 31, 1998 and 1997, of approximately $126,277,000 and $119,523,000, respectively.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

          Retained earnings of the Company and its insurance subsidiaries are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company or an insurance subsidiary are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

          The Oklahoma Insurance Department has adopted risk based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

          The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

          At December 31, 1998 and 1997, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

          On March 16, 1998, the NAIC approved the codification of statutory accounting practices. The codification will constitute the only source of "prescribed" statutory accounting practices and is subject to adoption by the Oklahoma Insurance Department. The Statements of Statutory Accounting Principles established under the codification are generally effective January 1, 2001. The Company has not determined the impact the adoption of the codification will have on statutory surplus.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     (3)  INVESTMENTS

          Investment income for the years ended December 31 is summarized below (in thousands):

                                                                 1998        1997        1996
                                                               --------    --------    --------
                          Interest on fixed maturities         $ 64,207      61,556      58,271
                          Dividends on equity securities              7          25          44
                          Interest on mortgage loans             11,890      12,091      11,747
                          Investment real estate income           1,208       2,285       3,295
                          Interest on policy loans                1,468       1,411       1,281
                          Interest on short-term investments        267         244         120
                          Net realized gains on investments       2,053       1,823       1,793
                          Other                                     647         787       1,186
                                                               --------    --------    --------
                                                                 81,747      80,222      77,737
                          Less investment expenses              (11,268)    (11,047)    (10,235)
                                                               --------    --------    --------
                          Net investment income                $ 70,479      69,175      67,502
                                                               ========    ========    ========

          Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                                     1998                       1997                        1996
                                           ------------------------   ------------------------    ------------------------
                                            REALIZED     UNREALIZED    REALIZED     UNREALIZED     REALIZED     UNREALIZED
                                           ----------    ----------   ----------    ----------    ----------    ----------
                    Fixed maturities
                      held-to-maturity     $       90          --            173          --          (1,127)         --
                    Fixed maturities
                      available-for-sale          534         8,521          449        12,600           573       (19,051)
                    Equity securities            --           1,332         --          (1,641)           27         2,986
                    Real estate                 1,283          --          1,219          --           2,398          --
                    Mortgage loans                147          --            (15)         --             (68)         --
                    Other                          (1)         --             (3)         --             (10)         --
                                           ----------    ----------   ----------    ----------    ----------    ----------
                                           $    2,053         9,853        1,823        10,959         1,793       (16,065)
                                           ==========    ==========   ==========    ==========    ==========    ==========

          Included in the above realized gains (losses) is the increase (decrease) in the allowance for possible losses on mortgage loans of $(147,000), $16,000, and $(790,000), in 1998, 1997, and 1996,
          respectively, and the increase in the allowance for losses on investment real estate of $117,000 in 1996. In addition, the Company realized net gains of approximately $554,000 and $1,000 during 1998, and 1996, respectively, on investments in fixed maturities that were called or prepaid.



                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     (a)  HELD-TO-MATURITY

          The amortized cost and estimated fair value of investments in fixed maturities held-to-maturity are as follows (in thousands):

                                                  DECEMBER 31, 1998
                                     --------------------------------------------
                                                  GROSS       GROSS     ESTIMATED
                                     AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                       COST       GAINS      LOSSES       VALUE
                                     ---------  ----------  ----------  ---------
        U.S. Treasury securities
          and obligations of U.S.
          government corporations
          and agencies               $  9,011        992       --        10,003

        Corporate securities          118,417      7,445       --       125,862

        Mortgage-backed securities     84,194      2,181        (25)     86,350
                                     --------   --------   --------    --------
            Totals                   $211,622     10,618        (25)    222,215
                                     ========   ========   ========    ========

                                                  DECEMBER 31, 1997
                                     --------------------------------------------
                                                  GROSS       GROSS     ESTIMATED
                                     AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                        COST      GAINS       LOSSES      VALUE
                                     ---------  ----------  ----------  ---------
         U.S. Treasury securities
          and obligations of U.S.
          government corporations
          and agencies                $  9,001        659       --         9,660

         Corporate securities          131,251      4,826       (354)    135,723

         Mortgage-backed securities     94,547      2,037       (104)     96,480
                                      --------   --------   --------    --------
             Totals                   $234,799      7,522       (458)    241,863
                                      ========   ========   ========    ========

          The amortized cost and estimated fair value of investments in fixed maturities held-to-maturity at December 31, 1998 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

                                                                    ESTIMATED
                                                      AMORTIZED       FAIR
                                                         COST         VALUE
                                                      ----------   ----------
             Due in one year or less                  $    2,999        3,031
             Due after one year through five years        18,530       19,141
             Due after five years through ten years       48,716       52,084
             Due after ten years                          57,183       61,609
                                                      ----------   ----------
                                                         127,428      135,865
             Mortgage-backed securities                   84,194       86,350
                                                      ----------   ----------
                                                      $  211,622      222,215
                                                      ==========   ==========

          Proceeds from sales of investments in fixed maturities held-to-maturity during 1998, 1997, and 1996 were approximately $5,887,000, $9,006,000, and $7,948,000, respectively. Gross gains of approximately $173,000, and $33,000, in 1997 and 1996, respectively, were realized on those sales. In 1998 and 1996 gross losses of approximately $124,000 and $1,161,000, respectively were realized on those sales. In 1998, 1997, and 1996, significant deterioration in the issuers' creditworthiness caused the Company to change its intent to hold these securities to maturity.

     (b)  AVAILABLE-FOR-SALE

          The gross unrealized holding gains on equity securities available-for-sale were approximately $2,108,000 and $779,000 in 1998 and 1997, respectively. Gross unrealized holding losses on equity securities available-for-sale were approximately $63,000 and $66,000 in 1998 and 1997, respectively.



                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):

                                                    DECEMBER 31, 1998
                                    -------------------------------------------------
                                                   GROSS         GROSS
                                                 UNREALIZED    UNREALIZED   ESTIMATED
                                    AMORTIZED     HOLDING       HOLDING       FAIR
                                      COST         GAINS         LOSSES       VALUE
                                    ---------    ----------    ----------   ---------
     U.S. Treasury securities
      and obligations of U.S.
      government corporations
      and agencies                  $ 89,249        3,230          (25)       92,454

     Corporate securities            439,030       21,958         (290)      460,698

     Mortgage-backed securities      163,556        3,652         (139)      167,069
                                    --------      -------        -----      --------
        Totals                      $691,835       28,840         (454)      720,221
                                    ========      =======        =====      ========

                                                    DECEMBER 31, 1997
                                    -------------------------------------------------
                                                   GROSS         GROSS
                                                 UNREALIZED    UNREALIZED   ESTIMATED
                                    AMORTIZED     HOLDING       HOLDING       FAIR
                                      COST         GAINS         LOSSES       VALUE
                                    ---------    ----------    ----------   ---------
     U.S. Treasury securities
      and obligations of U.S.
      government corporations
      and agencies                  $ 89,182        2,249          (65)       91,366

     Corporate securities            382,599       14,128         (195)      396,532

     Mortgage-backed securities      150,931        3,909         (161)      154,679
                                    --------      -------        -----      --------
        Totals                      $622,712       20,286         (421)      642,577
                                    ========      =======        =====      ========

     The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 1998 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     (Continued)

              AMERICAN FlDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

                                                             ESTIMATED
                                                AMORTIZED      FAIR
                                                  COST         VALUE
                                                --------     ---------
     Due in one year or less                    $ 46,395       46,830
     Due after one year through five years       199,552      207,039
     Due after five years through ten years      182,320      191,083
     Due after ten years                         100,012      108,200
                                                --------     --------
                                                 528,279      553,152
     Mortgage-backed securities                  163,556      167,069
                                                --------     --------

                                                $691,835      720,221
                                                ========     ========

     Proceeds from sales of investments in fixed maturities available-for-sale were approximately $37,058,000, $102,958,000, and $136,577,000, in 1998,
     1997, and 1996, respectively. Gross gains of approximately $206,000, $1,152,000, and $1,257,000 and gross losses of approximately $12,000, $703,000, and $684,000 were realized on those sales in 1998, 1997, and 1996, respectively.

     At December 31, 1998 and 1997, investments with carrying values of approximately $2,662,000 and $2,497,000, respectively, were on deposit with state insurance departments as required by statute.

                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                      1998                   1997
                                              ---------------------   ----------------------
                                              CARRYING   ESTIMATED    CARRYING    ESTIMATED
                                               AMOUNT    FAIR VALUE    AMOUNT     FAIR VALUE
                                              ---------------------   ----------------------
     Financial assets:
       Cash                                   $ 17,245      17,245       8,427       8,427
       Short-term and other investments         19,181      19,181      20,770      20,770
       Accounts receivable                      30,932      30,932      35,819      35,819
       Accrued investment income                15,523      15,523      14,357      14,357
       Reinsurance receivables on paid
       and unpaid benefits                      61,201      61,201      57,503      57,503
       Policy loans                             11,147      11,147       8,668       8,668
       Fixed maturities held-to-maturity       211,622     222,215     234,799     241,863
       Fixed maturities available-for-sale     720,221     720,221     642,577     642,577
       Equity securities                        13,317      13,317      11,736      11,736
       Mortgage loans                          133,440     142,600     135,122     145,763

     Financial liabilities:
       Certain policy liabilities              637,618     620,611     639,272     620,976
       Other liabilities                        39,868      39,868      36,099      36,099
       Notes payable                            57,858      58,250      50,719      51,247

     CASH, SHORT-TERM AND OTHER INVESTMENTS, ACCOUNTS RECEIVABLE, ACCRUED INVESTMENT INCOME, REINSURANCE RECEIVABLES ON PAID AND UNPAID BENEFITS, AND OTHER LIABILITIES

     The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

     POLICY LOANS

     Policy loans have average interest rates of 6.75% and 6.95% as of December 31, 1998 and 1997, respectively, and have no specified maturity dates. The aggregate fair value of policy loans approximates the carrying value reflected on the consolidated balance sheets. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies which the Company has in force and cannot be valued separately.

                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     FIXED MATURITY INVESTMENTS

     The fair value of fixed maturity investments is estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

     EQUITY SECURITIES

     The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

     MORTGAGE LOANS

     Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 8.27% and 8.70% for December 31, 1998 and 1997, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 7.15% and 7.29% for December 31, 1998 and 1997, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

     CERTAIN POLICY LIABILITIES

     Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities which do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

                                           DECEMBER 31, 1998          DECEMBER 31, 1997
                                         ----------------------    -----------------------
                                         CARRYING    ESTIMATED     CARRYING     ESTIMATED
                                          AMOUNT     FAIR VALUE     AMOUNT      FAIR VALUE
                                         --------    ----------    --------     ----------
                                             (in thousands)            (in thousands)
          Funds held under deposit
            administration contracts     $577,301      560,650      580,499      562,961

          Annuities                        60,317       59,961       58,773       58,015

     NOTES PAYABLE

     The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are similar to those used for the valuation of the Company's commercial mortgage loan portfolio, except for the Company's notes payable to the Federal Home Loan Bank of Topeka, which are valued using discount rates at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

     LIMITATIONS

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

(5)  DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the increase in deferred policy acquisition costs, is summarized as follows (in thousands):

                                        LIFE        ACCIDENT
                                     AND ANNUITY   AND HEALTH     TOTAL
                                     -----------   ----------     -----
     Year ended December 31, 1998:
        Deferred costs                 $ 7,260       33,371       40,631
        Amortization                    (4,669)     (19,958)     (24,627)
                                       -------      -------      -------
        Net increase                   $ 2,591       13,413       16,004
                                       =======      =======      =======
     Year ended December 31, 1997:
        Deferred costs                 $ 8,600       28,734       37,334
        Amortization                    (5,581)     (16,513)     (22,094)
                                       -------      -------      -------
        Net increase                   $ 3,019       12,221       15,240
                                       =======      =======      =======
     Year ended December 31, 1996:
        Deferred costs                 $ 7,088       22,145       29,233
        Amortization                    (6,437)     (12,714)     (19,151)
                                       -------      -------      -------
        Net increase                   $   651        9,431       10,082
                                       =======      =======      =======


                                                                     (Continued)

             AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                    December 31, 1998, and 1997, and 1996

(6)  RESERVES FOR FUTURE POLICY BENEFITS

     Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

                                                                              INTEREST
                                                   1998          1997        ASSUMPTIONS
                                                 --------      -------     ---------------
     Life and annuity reserves:
      Issued prior to 1970                       $  3,218        3,308      4.75%
      Issued 1970 through 1980                     28,458       28,796      6.75% to 5.25%
      Issued after 1982 (indeterminate
       premium products)                              593          559     10.00% to 8.50%
      Issued through 1987 (SGLI acquisition)        1,336        1,360     11.00%
      Issued 1981 - 1994 (all other)               28,875       28,018      8.50% to 7.00%
      Issued after 1994 (all other)                 4,195        2,892      7.00%
      Life contingent annuities                    32,825       30,894     Various*
      Group term life waiver of premium
       disabled lives                               5,287        5,311      6.00%
      Reserves acquired through assumption
       reinsurance agreement (see note 12)         21,971         --        5.50% to 2.25%
      All other life reserves                       4,736        4,525     Various
                                                 --------      -------
                                                 $131,494      105,663
                                                 ========      =======

     * These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

     Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after) and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)  LIABILITY FOR BENEFITS PAYABLE

     The provision for benefits pertaining to prior years did not change significantly in 1998 or 1997.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

(8)  NOTES PAYABLE

     Notes payable as of December 31 are summarized as follows:

                                                                 1998        1997
                                                                -------    -------
                                                                  (in thousands)
     5.49% line of credit, due in 1999, interest due monthly    $ 3,500       --
     5.49% line of credit, due in 1999, interest due monthly      5,000       --
     5.07% line of credit, due in 1999, interest due monthly      3,000      3,000
     5.52% line of credit, due in 1999, interest due monthly     10,000     10,000
     6.84% line of credit, due in 2000, interest due monthly      4,000      4,000
     5.81% line of credit, due in 2002, interest due monthly     10,000     10,000
     5.78% line of credit, due in 2002, interest due monthly      3,000      3,000
     5.05% line of credit, due in 2005, interest due monthly      5,000       --
     5.55% line of credit, due in 2008, interest due monthly      6,500       --
     5.03% line of credit, due in 2008, interest due monthly      5,000       --
     8.4% mortgage loan, due in monthly installments of
       $22,000 (including interest) to 2027                       2,858      2,881
     Various notes payable, paid in 1998                           --       17,838
                                                                -------    -------
                                                                $57,858     50,719
                                                                =======    =======

     The promissory notes are guaranteed by AFC. The mortgage loan is secured by a mortgage on other investment real estate. The mortgage loan is also secured by an assignment of the leases on investment real estate.

     AFA has a $55,000,000 line of credit with the Federal Home Loan Bank of Topeka. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $71,230,000 at December 31, 1998. The collateral required for this line of credit at December 31, 1998, was $63,250,000. The pledged securities are held in the Company's name in a custodial account at InvesTrust, N.A., to secure current and future borrowings. To participate in this available credit, AFA has purchased 126,202 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $13,061,000 at December 31, 1998.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     Interest expense for the years ended December 31, 1998, 1997, and 1996, totaled approximately $3,336,000, $2,076,000, and $1,319,000, respectively.

     Scheduled maturities (excluding interest) of the above indebtedness at December 31, 1998, are as follows (in thousands):

                1999                             $   21,525
                2000                                  4,027
                2001                                     30
                2002                                 13,032
                2003                                     35
              Thereafter                             19,209
                                                 ----------
                                                 $   57,858
                                                 ==========

(9)  INCOME TAXES

     Total income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to the recapture of certain tax reserve benefits on reinsurance recaptured by the ceding company in 1997, loss on the disposition of a subsidiary in 1997, payments made to AFC in 1998 and 1997 treated as management fees for tax purposes, and the correction of prior year estimates of deferred taxes in 1998 and 1997.

     The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, are presented below
     (in thousands):

                                                     1998          1997
                                                   --------       -------
     Deferred tax assets:
        Other investments                               450           522
        Life and health reserves                     17,906        12,783
        Other liabilities                              --            --
                                                   --------       -------
          Total gross deferred tax assets            18,356        13,305
                                                   --------       -------
     Deferred tax liabilities:
        Fixed maturities                            (10,795)       (7,602)
        Equity securities                              (715)         (250)
        Deferred policy acquisition costs           (62,378)      (57,151)
        Other assets                                 (6,803)       (6,902)
        Other liabilities                              (820)         (598)
                                                   --------       -------
          Total gross deferred tax liabilities      (81,511)      (72,503)
                                                   --------       -------
          Net deferred tax liability               $(63,155)      (59,198)
                                                   ========       =======


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

     The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax paying entities. At December 31, 1998 and 1997, other accounts receivable (payable) includes income taxes receivable (payable) from (to) AFC and other members of the consolidated group of approximately $(687,000) and $6,550,000, respectively.

     Prior to 1984, life insurance companies were taxed under the 1959 Tax Act on the lesser of taxable income or gain from operations plus one-half of any excess of gain from operations over taxable investment income. The one-half of the excess of the gain from operations was accumulated in a special memorandum tax account known as the "policyholders surplus account"
     (PSA). Accumulations at December 31, 1998 were approximately $8,161,000 for AFA. Pursuant to the Tax Reform Act of 1984, the PSA was "frozen" at the December 31, 1983 amount and, accordingly, no further additions to the PSA will be made. These excess amounts in the PSA will become taxable at the regular corporate tax rate, if distributions to stockholders exceed certain stated amounts or if certain criteria are not met. No provision for deferred federal income taxes applicable to the PSA has been made because management is of the opinion that no distribution of the PSA will be made in the foreseeable future.

(10) OTHER COMPREHENSIVE INCOME (LOSS)

     The change in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                     YEAR ENDED DECEMBER 31, 1998
                                                 ------------------------------------
                                                 PRE-TAX          TAX           NET
                                                  AMOUNT         EFFECT        AMOUNT
                                                 -------         ------        ------
     Unrealized holding gain on investments:
       Unrealized holding gain arising
         during the period                       $ 10,387        (3,635)        6,752
       Less: reclassification adjustment for
         gains included in net income                (534)          186          (348)
                                                 --------        ------         -----

     Other comprehensive income                  $  9,853        (3,449)        6,404
                                                 ========        ======         =====

                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

                                                     YEAR ENDED DECEMBER 31, 1997
                                                 ------------------------------------
                                                 PRE-TAX          TAX           NET
                                                  AMOUNT         EFFECT        AMOUNT
                                                 -------         ------        ------

     Unrealized holding gain on investments:
       Unrealized holding gain arising
         during the period                       $ 11,408        (3,993)        7,415
       Less: reclassification adjustment for
         gains included in net income                (449)          153          (296)
                                                 --------        ------         -----

     Other comprehensive income                  $ 10,959        (3,840)        7,119
                                                 ========        ======         =====

                                                    YEAR ENDED DECEMBER 31, 1996
                                                 ----------------------------------
                                                 PRE-TAX        TAX           NET
                                                  AMOUNT       EFFECT        AMOUNT
                                                 -------       ------        ------

     Unrealized holding loss on investments:
       Unrealized holding loss arising
         during the period                      $ (15,465)      5,413     (10,052)
       Less: reclassification adjustment for
         gains included in net income                (600)        876        (276)
                                                ---------       -----      ------

     Other comprehensive loss                   $ (16,065)      6,289      (9,776)
                                                =========       =====      ======

(11) REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no allowance for uncollectible amounts has been included in the financial statements. At December 31, 1998 and 1997, reinsurance receivables with a carrying value of approximately $13,597,000 and $22,844,000, respectively were associated with two reinsurers.

     Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 1998 and 1997, the face amounts of life insurance in force that are reinsured amounted


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     to approximately $846,000,000 (approximately 12.6% of total life insurance in force) and $307,000,000 (approximately 4.6% of total life insurance in force), respectively.

     Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage. Retention limits range from $50,000 for individual cancer coverage to $250,000 for major medical coverage.

     The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(114,225,000), $(92,731,000), and $(83,947,000) for life and accident and health reinsurance ceded, and $14,220,000, $416,000, and $2,897,000, for life and accident and health reinsurance assumed, for the years ended December 31, 1998, 1997 and 1996, respectively.

     Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $88,999,000, $72,522,000, and $61,730,000, for the years ended December 31, 1998, 1997, and 1996, respectively.

(12) ACQUIRED BUSINESS

     Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations (NOLHGA) and the guaranty associations in the states where ASL originally conducted its business. Under this agreement, the Company has assumed the majority of ASL's policies inforce, with the exception of those policies issued in states where a guaranty association does not exist. Effective July 1, 1998, the Company assumed approximately $24 million in life, annuity and health reserves under this agreement, of which approximately $5 million were subsequently ceded to a third-party reinsurer. ASL is an Oklahoma domiciled company in receivership under the oversight of the Oklahoma Insurance Department and NOLHGA.

     The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP), at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $311,000 of amortization was recorded in 1998, and is included in operating expenses in the accompanying consolidated statement of income. The December 31, 1998 balance of the PVP asset approximates $4,002,000 and is included in other assets in the accompanying consolidated balance sheet.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     An estimate of the amortization of the PVP for the next five years is as follows:

                   1999         $ 579,000
                   2000           504,000
                   2001           437,000
                   2002           379,000
                   2003           328,000

(13) EMPLOYEE BENEFIT PLANS

     The Company and its subsidiaries participate in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

     The Plan's funded status as of December 31, is summarized as follows (in thousands):

                                                               1998           1997
                                                             --------        ------
     Actuarial present value of benefit obligation
      Vested benefits                                        $ 16,182        14,455
      Nonvested benefits                                        1,947         1,850
                                                             --------        ------
         Total accumulated benefit obligation                $ 18,129        16,305
                                                             ========        ======

     Change in benefit obligation:
      Benefit obligation at beginning of period              $ 19,466        15,278
      Service cost                                              1,662         1,284
      Interest cost                                             1,391         1,193
      Actuarial loss                                            1,342         2,598
      Benefits paid                                            (1,604)         (887)
                                                             --------        ------
         Benefit obligation at end of period                 $ 22,257        19,466
                                                             ========        ======

     Change in plan assets:
      Fair value of plan assets at beginning of period       $ 21,839        17,587
      Actual return on plan assets                              3,970         4,340
      Employer contributions                                     --             799
      Benefits paid                                            (1,604)         (887)
                                                             --------        ------
        Fair value of plan assets at end of period           $ 24,205        21,839
                                                             ========        ======

                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

                                                       1998          1997
                                                      -------        -----
     Funded status at end of year (Plan assets in
       excess of projected benefit obligation):       $ 1,948        2,373
     Unrecognized transition asset                       (161)        (298)
     Unrecognized net actuarial (gain) loss              (461)         205
     Unrecognized prior service cost due to plan
       amendment                                          385          449
                                                      -------        -----
         Prepaid benefit cost                         $ 1,711        2,729
                                                      =======        =====

     In determining the projected benefit obligation, the weighted average assumed discount rates used were 6.75% and 7.0% in 1998 and 1997, respectively. The rate of increase in future salary levels was 5.0% in 1998 and 1997. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 1998 and 1997. Plan assets are invested in fixed maturities, equity securities and in short-term investments.

     Net periodic pension cost for the years ended December 31, included the following (in thousands):

                                                         1998         1997         1996
                                                       -------        -----        -----
     Service costs - benefits earned during period     $ 1,662        1,284        1,237
     Interest costs                                      1,391        1,193        1,054
     Expected return on plan assets                     (1,962)      (4,065)      (3,711)
     Net amortization and deferral                         (73)       2,332        2,421
                                                       -------       ------       ------

     Net periodic pension cost                         $ 1,018          744        1,001
                                                       =======       ======       ======

     The Company participates in a defined contribution thrift and profit sharing plan as provided under section 401(a) of the Internal Revenue Code, which includes the tax deferral feature for employee contributions provided by section 401(k) of the Internal Revenue Code. The Company contributed approximately $1,023,000, $881,000, and $822,000, to this plan during the years ended December 31, 1998, 1997, and 1996, respectively.

(14) COMMITMENTS AND CONTINGENCIES

     Rent expense for office space and equipment for the years ended December 31, 1998, 1997, and 1996, was approximately $8,573,000, $6,163,000, and
     $5,674,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 1998, under noncancellable long-term leases for office space are as follows (in thousands):

                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

                        1999          $ 1,520
                        2000            1,320
                        2001              862
                        2002              690
                        2003              163
                        Thereafter        199

     The Company has pledged approximately $20,249,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

     The Company has outstanding mortgage loan commitments of approximately $10,595,000 and $8,165,000 at December 31, 1998 and 1997, respectively.

     In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

     Like other financial and business organizations and individuals around the world, the Company could be adversely affected if the computer systems used by the Company and the Company's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company has had a formal project team (including 22 information systems professionals) working to correct the problem since 1996. In the briefest terms, the correction is to change all date related fields in the Company's computer systems to four digits instead of two digits. At the same time, all relationships with systems outside the Company must be checked for the same change and all must be tested to determine that relationships continue to be compatible. Those systems were tested on December 31, 1997 and went through year-end processing without incident. The final test of all systems will be run in 1999. Management is expending considerable resources in a concerted effort to meet this technology-related threat. Although there is no guarantee that there will be no adverse impact on the Company of some sort as January 1, 2000 passes, the Company is hopeful that any adverse impact will be minimal.

(15) RELATED PARTY TRANSACTIONS

     The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 1998, 1997, and 1996, rentals paid under these leases were approximately $3,989,000, $3,577,000, and $2,966,000, respectively.


                                                                     (Continued)

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                      December 31, 1998, and 1997, and 1996

     During the years ended December 31, 1998 and 1997, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $3,190,000 and $3,232,000, respectively.

     During the years ended December 31, 1998, 1997, and 1996, the Company and its subsidiaries paid management fees and investment advisory fees to AFC totaling approximately $4,523,000, $2,848,000, and $16,536,000, respectively.

     The Company and its subsidiaries lease office space from a subsidiary of AFC. The rent payments associated with the lease will be approximately $2,100,000 per year for the next 14 years.

     During 1998, the Company paid a cash dividend of approximately $12,706,000 to AFC.

     During 1997, the Company paid a dividend of approximately $33,834,000 to AFC. This dividend was in the form of cash payments of approximately $8,800,000, common stock in affiliated companies (including SGLI) of approximately $16,588,000 (including deferred tax liabilities assumed by AFC of $683,000), and common stock in non-affiliated companies of approximately $8,446,000 (including a deferred tax liability retained by the Company of $1,961,000). This transaction was approved by the Oklahoma Insurance Department.

     During 1998 and 1997, the Company entered into a three-year software lease agreement with AFC. Lease expense related to this agreement was approximately $1,344,000 and $616,000 for the years ended December 31, 1998 and 1997, respectively, and is included in selling costs and other operating, administrative and general expenses.

     Short-term and other investments at December 31, 1997 includes a note receivable from AFC of approximately $3,328,000, which was repaid in 1998.

     Short-term and other investments at December 31, 1995 include notes receivable from AFC totaling approximately $6,485,000 which were repaid in 1996. During the year ended December 31, 1996, the Company recorded investment income on the notes from AFC of approximately $481,000.

     AFC and several of its subsidiaries rented office space in the home office building from the Company until the home office building was sold in 1997. During the years ended December 31, 1997, and 1996, the Company received rental income from AFC and several of its subsidiaries of approximately $299,000, and $1,280,000, respectively.

     During 1996, AFC contributed capital of approximately $2,198,000 through forgiveness of a deferred tax liability owed by AFA to AFC.

     An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                   Schedule III - Business Segment Information

                  Years Ended December 31, 1998, 1997 and 1996

                                 (In Thousands)

     The Company's reportable segments are its strategic business units. The components of operations for the years ended December 31, 1998, 1997, and 1996 are included in the table below.

     Assets and related investment income are allocated based upon related insurance reserves which are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

                                                           1998           1997            1996
                                                        ----------      ---------       ---------
     TOTAL REVENUES:
      American Fidelity Education Services Division     $  158,707        152,021         142,493
      Association Group Division                           113,519        105,784          99,979
      Strategic Alliance Division                           45,987         32,290          24,558
      Non insurance operations                                 745           (504)          1,966
                                                        ----------      ---------       ---------

                                                        $  318,958        289,591         268,996
                                                        ==========      =========       =========

     PRETAX EARNINGS:
      American Fidelity Education Services Division     $   16,407         24,621          14,275
      Association Group Division                             6,242         10,683           9,349
      Strategic Alliance Division                           10,727         (2,344)         (1,903)
      Non insurance operations                                  80         (2,340)            397
                                                        ----------      ---------       ---------

                                                        $   33,456         30,620          22,118
                                                        ==========      =========       =========

     TOTAL ASSETS:
      American Fidelity Education Services Division     $1,156,565      1,029,976         922,671
      Association Group Division                           201,115        192,507         197,225
      Strategic Alliance Division                          274,732        274,818         239,986
      Non insurance operations                               2,536          2,135           3,170
                                                        ----------      ---------       ---------

                                                        $1,634,948      1,499,436       1,363,052
                                                        ==========      =========       =========

              AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

                            Schedule IV - Reinsurance

                  Years ended December 31, 1998, 1997 and 1996

                                 (In Thousands)

                                                                                                    PERCENTAGE
                                                           CEDED          ASSUMED                   OF AMOUNT
                                            GROSS         TO OTHER       FROM OTHER       NET        ASSUMED
                                            AMOUNT        COMPANIES      COMPANIES       AMOUNT       TO NET
                                          ----------      ---------      ----------    ----------   ----------
     Year ended December 31, 1998
       Life insurance in force            $7,565,337        846,113             10      6,719,234       --
                                          ==========       ========       ========     ==========
       Premiums:
        Life insurance                    $   18,034          3,154         12,021         26,901      44.69 %
        Accident and health insurance        315,693        111,071          2,199        206,821       1.06 %
                                          ----------       --------       --------     ----------
        Total premiums                       333,727        114,225         14,220        233,722       6.08 %
                                          ==========       ========       ========     ==========
     Year ended December 31, 1997
       Life insurance in force            $6,872,047        306,917             10      6,565,140       --
                                          ==========       ========       ========     ==========
       Premiums:
        Life insurance                    $   26,756          1,474           --           25,282       --
        Accident and health insurance        272,785         91,257            416        181,944       --
                                          ----------       --------       --------     ----------
        Total premiums                       299,541         92,731            416        207,226       --
                                          ==========       ========       ========     ==========
     Year ended December 31, 1996
       Life insurance in force            $6,276,241        403,148        125,101      5,998,194       2.09 %
                                          ==========       ========       ========     ==========
       Premiums:
        Life insurance                    $   23,240          1,907          2,854         24,187      11.80 %
        Accident and health insurance        248,054         82,040             43        166,057       --
                                          ----------       --------       --------     ----------
        Total premiums                    $  271,294         83,947          2,897        190,244       1.52 %
                                          ==========       ========       ========     ==========


See accompanying independent auditors' report.

                                     PART C

                                OTHER INFORMATION

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

A.       FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

         Independent Auditors' Report

         Statements of Assets and Liabilities as of December 31, 1998

         Statements of Operations for the Year Ended December 31, 1998

         Statements of Changes in Net Assets for the Year Ended
         December 31, 1998

         Financial Highlights for the Year Ended December 31, 1998

         Notes to Financial Statements

American Fidelity Assurance Company

         Independent Auditors' Report

         Consolidated Balance Sheets as of December 31, 1998 and 1997

         Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996

         Consolidated Statements of Stockholder's Equity for the Years Ended December 31, 1998, 1997 and 1996

         Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996

         Notes to Consolidated Financial Statements

         Schedule III - Business Segment Information

         Schedule IV - Reinsurance

B.       EXHIBITS

1. Resolution adopted by the Board of the Company authorizing the establishment of the Separate Account. Incorporated herein by reference to Exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

2.       Not applicable.

3. Principal Underwriters Agreement dated July 14, 1997 between the Company and American Fidelity Securities, Inc. Incorporated herein by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

4.1 Individual Variable and Fixed Deferred Annuity. Incorporated herein by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.2 Loan Rider. Incorporated herein by reference to Exhibit 99.B4(ii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.3 403(b) Annuity Rider. Incorporated herein by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

4.4 Individual Retirement Annuity Rider. Incorporated herein by reference to Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

5. Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997 (No. 333-25663).

6.1 Articles of Incorporation of the Company. Incorporated herein by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997 (No. 333-25663).

6.2 Amended and Restated Bylaws of the Company. Incorporated herein by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998 (No. 333-25663).

7.       Not applicable.

8.1* Fund Participation Agreement dated April 18, 1997 between the Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999.

8.2* Fund Participation Agreement dated May 13, 1997 between the Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund.), as amended by Amendment thereto effective January 1, 1999.

9.*      Opinion and Consent of Counsel.

10.*     Consent of Independent Auditors.

11.      Not Applicable.

12.      Not Applicable.

13.*     Calculation of Performance Information.

14.      Not Applicable.

15.*     Company Organizational Chart.

-------------
*   Filed herewith

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of the Company:


Name and Principal                       Positions and Offices
 Business Address                           with Depositor
------------------                       ---------------------
Lynda L. Cameron                         Director
2000 N. Classen Boulevard
Oklahoma City, OK   73106


William M. Cameron                       Chairman of the Board and Chief
2000 N. Classen Boulevard                Executive Officer, Director
Oklahoma City, OK  73106

David R. Carpenter                       Senior Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, OK  73106

William E. Durrett                       Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, OK  73106


Stephen P. Garrett                       Senior Vice President, Secretary
2000 N. Classen Boulevard
Oklahoma City, OK  73106


William A. Hagstrom                      Director
800 Research Parkway
Oklahoma City, OK  73104


Edward C. Joullian, III                  Director
2000 N. Classen Boulevard
Oklahoma City, OK  73106


Kenneth D. Klehm                         Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, OK  73106


Alfred L. Litchenburg                    Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, OK  73106


David R. Lopez                           Director
175 East Houston
Room 4-A-60
San Antonio, TX  78205


Paula Marshall-Chapman                   Director
2745 East 11th Street
Tulsa, OK  74104

John W. Rex                              President, Chief Operating Officer,
2000 N. Classen Boulevard                Director
Oklahoma City, OK  73106

Galen P. Robbins, M.D.                   Director

11901 Quail Creek Road
Oklahoma City, OK  73120


John D. Smith                            Director
P. O. Box 18832
Atlanta, GA


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is included as Exhibit 15.

ITEM 27.       NUMBER OF CONTRACT OWNERS

As of April 15, 1999, there were 130 non-qualified contract owners and 3,500 qualified contract owners.

ITEM 28.       INDEMNIFICATION

         The Bylaws of the Company (Article VIII, Section 3) provide, in part, that:

         (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

         (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling persons of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITERS

         (a) American Fidelity Securities, Inc. is the principal underwriter for the following investment companies (other than Registrant):

                   American Fidelity Dual Strategy Fund, Inc.

         (b) American Fidelity Securities, Inc. ("AFS, Inc.") is the principal underwriter for the Policies. The following persons are the officers and directors of AFS, Inc. The principal business address for each officer and director of AFS, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal                Positions and Offices
 Business Address                 with Underwriter
------------------                ---------------------
David R. Carpenter                Director, Chairman, President, Chief Executive
P. O. Box 25523                   Officer, Treasurer, Chief Financial Officer
Oklahoma City, OK  73125

Marvin R. Ewy                     Director, Vice President, Secretary, Chief
P. O. Box 25523                   Operations Officer
Oklahoma City, OK  73125

Nancy K. Steeber                  Director, Vice President, Operations Officer
P. O. Box 25523
Oklahoma City, OK  73125

         (c)      Not Applicable.

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, Senior Vice President and Treasurer, whose address is 2000
N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.       MANAGEMENT SERVICES

Not Applicable.

ITEM 32.       UNDERTAKINGS

         a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         d. The Company hereby represents that the fees and charges deducted under the Policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 REPRESENTATIONS

         The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on this 30th day of April, 1999.

                                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                                      (Registrant)
                                      By: American Fidelity Assurance Company
                                          (Depositor)

                                      By /s/ John W. Rex
                                        ----------------------------------------
                                       John W. Rex, President

                                      AMERICAN FIDELITY ASSURANCE COMPANY
                                      (Depositor)

                                      By /s/ John W. Rex
                                        ----------------------------------------
                                       John W. Rex, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 30, 1999.

Signature                                                     Title
---------                                                     -----
/s/ William M. Cameron           Chairman, Chief Executive Officer and Director
---------------------------      (Principal Executive Officer)
William M. Cameron

/s/ William E. Durrett           Senior Chairman and Director
---------------------------
William E. Durrett


/s/ Lynda L. Cameron             Director
---------------------------
Lynda L. Cameron


/s/ John W. Rex                  Director, President and Chief Operating Officer
---------------------------
John W. Rex


/s/ Edward C. Joullian, III      Director
---------------------------
Edward C. Joullian, III


/s/ Galen P. Robbins             Director
---------------------------
Galen P. Robbins, M.D.

/s/ John D. Smith                Director
---------------------------
John D. Smith


/s/ William A. Hagstrom          Director
---------------------------
William A. Hagstrom


/s/ David R. Lopez               Director
---------------------------
David R. Lopez


/s/ Paula Marshall-Chapman       Director
---------------------------
Paula Marshall-Chapman


/s/ David R. Carpenter           Senior Vice President, Controller and Treasurer
---------------------------      (Principal Financial and Accounting Officer)
David R. Carpenter

                                 EXHIBIT INDEX

EXHIBIT
NUMBER   DESCRIPTION
-------  -----------
8.1      Fund Participation Agreement dated April 18, 1997 between the Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999.

8.2 Fund Participation Agreement dated May 13, 1997 between the Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially
         Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund,
         Inc. (d/b/a Dreyfus Stock Index Fund.), as amended by Amendment thereto effective January 1, 1999.

9        Opinion and Consent of Counsel.

10       Consent of Independent Auditors.

13       Calculation of Performance Information.

15       Company Organizational Chart.